    As filed with the Securities and Exchange Commission on April 13, 2000.

                                                               File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999

D.   Name and complete address of agent for service:

                            MARIANNE O'DOHERTY, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999

             It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
            X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
           ---
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
           ---
               on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485 this
           ---
               post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                                      RECONCILIATION AND TIE BETWEEN
                                        FORM N-8B-2 AND PROSPECTUS


Item No. of Form N-8B-2                 Caption In Prospectus
-----------------------                 ---------------------
            1.                    Cover Page
            2.                    Cover Page
            3.                    Not Applicable
            4.                    Statement of Additional Information - Distribution of
                                  the Policies
            5.                    About Us - ICMG Registered Variable Life Separate
                                  Account One
            6.                    About Us - ICMG Registered Variable Life Separate
                                  Account One
            7.                    Not required by Form S-6
            8.                    Not required by Form S-6
            9.                    Legal Proceedings
            10.                   About Us - ICMG Registered Variable Life Separate
                                  Account One; The Funds
            11.                   About Us - ICMG Registered Variable Life Separate
                                  Account One; The Funds
            12.                   About Us - The Funds
            13.                   Fee Table;  Charges and Deductions
            14.                   Premiums
            15.                   Premiums
            16.                   Premiums
            17.                   Making Withdrawals From Your Policy
            18.                   About Us - The Funds; Charges and Deductions
            19.                   Your Policy - Contract Rights
            20.                   Not Applicable
            21.                   Loans
            22.                   Not Applicable
            23.                   Not Applicable
            24.                   Not Applicable
            25.                   About Us - Hartford Life and Annuity Insurance Company
            26.                   Not Applicable
            27.                   About Us - Hartford Life and Annuity Insurance Company
            28.                   Statement of Additional Information - General
                                  Information and History
            29.                   About Us - Hartford Life and Annuity Insurance Company
            30.                   Not Applicable
            31.                   Not Applicable
            32.                   Not Applicable

Item No. of Form N-8B-2                 Caption In Prospectus
-----------------------                 ---------------------

            33.                   Not Applicable
            34.                   Not Applicable
            35.                   Statement of Additional Information - Distribution of
                                  the Policies
            36.                   Not required by Form S-6
            37.                   Not Applicable
            38.                   Statement of Additional Information - Distribution of
                                  the Policies
            39.                   Statement of Additional Information - Distribution of
                                  the Policies
            40.                   Not Applicable
            41.                   Statement of Additional Information - Distribution of
                                  the Policies
            42.                   Not Applicable
            43.                   Not Applicable
            44.                   Premiums
            45.                   Not Applicable
            46.                   Premiums; Making Withdrawals From Your Policy
            47.                   About Us - The Funds
            48.                   Cover Page; About Us - Hartford Life and Annuity
                                  Insurance Company
            49.                   Not Applicable
            50.                   About Us - ICMG Registered Variable Life Separate
                                  Account One
            51.                   Not Applicable
            52.                   About Us - The Funds
            53.                   Taxes
            54.                   Not Applicable
            55.                   Not Applicable
            56.                   Not Required by Form S-6
            57.                   Not Required by Form S-6
            58.                   Not Required by Form S-6
            59.                   Not Required by Form S-6

OMNISOURCE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-SM- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division (EFFECTIVE        Alger American Growth Portfolio of The Alger
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        American Fund
  INVESTMENT VALUE)
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         The Alger American Fund
  TRANSFER OF INVESTMENT VALUE)
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Deutsche VIT EAFE-Registered Trademark- Equity Index        EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Deutsche Asset Management VIT Funds
  Deutsche VIT Equity 500 Index Investment Division           Equity 500 Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Deutsche VIT Small Cap Index Investment Division            Small Cap Index Fund of the Deutsche Asset
                                                              Management VIT Funds
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton International Securities Investment Division      Class 2 of the Templeton International Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the Janus Aspen Series
  J.P. Morgan Bond Investment Division                        J.P. Morgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  J.P. Morgan International Opportunities Investment          J.P. Morgan International Opportunities Portfolio
  Division                                                    of the J.P. Morgan Series Trust II
  J.P. Morgan Small Company Investment Division               J.P. Morgan Small Company Portfolio of the
                                                              J.P. Morgan Series Trust II
  J.P. Morgan U.S. Disciplined Equity Investment Division     J.P. Morgan U.S. Disciplined Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Growth with Income Investment Division                  MFS-Registered Trademark- Growth with Income
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS New Discovery Investment Division                       MFS-Registered Trademark- New Discovery Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MSAM Emerging Markets Equity Investment Division            Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Equity Growth Investment Division (EFFECTIVE JULY 5,   Equity Growth Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)
  MAS Fixed Income Investment Division                        Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Global Equity Investment Division (EFFECTIVE JULY 5,   Global Equity Portfolio of The Universal
  2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT     Institutional Funds, Inc.
  VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MAS High Yield Investment Division                          High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Mid Cap Growth Investment Division                      Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MSAM Technology Investment Division                         Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  MAS Value Investment Division (EFFECTIVE JULY 5, 2000,      Value Portfolio of The Universal Institutional
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)    Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund Equity-Income Investment   Initial Class of the Equity-Income Portfolio of
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    the Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund High Income Investment     Initial Class of the High Income Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund Overseas Investment        Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Variable Insurance Products Fund
  AND TRANSFER OF INVESTMENT VALUE)
  Variable Insurance Products Fund II Asset Manager           Initial Class of the Asset Manager Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Variable Insurance Products Fund II
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-SM- Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-SM-product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             12
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
  Deductions from Premium                                        15
----------------------------------------------------------------------
  Deductions from Investment Value                               15
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 17
----------------------------------------------------------------------
  Ownership Rights                                               17
----------------------------------------------------------------------
  Beneficiary                                                    17
----------------------------------------------------------------------
  Assignment                                                     17
----------------------------------------------------------------------
  Statements                                                     17
----------------------------------------------------------------------
  Issuance of Your Certificate                                   17
----------------------------------------------------------------------
  Right to Examine the Certificate                               17
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
  Premium Payment Flexibility                                    17
----------------------------------------------------------------------
  Allocation of Premium Payments                                 17
----------------------------------------------------------------------
  Accumulation Units                                             18
----------------------------------------------------------------------
  Accumulation Unit Values                                       18
----------------------------------------------------------------------
  Premium Limitation                                             18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
  Values Under the Certificate                                   18
----------------------------------------------------------------------
  Death Benefits                                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          20
----------------------------------------------------------------------
  Surrender                                                      20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             21
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              21
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      21
----------------------------------------------------------------------
  Asset Rebalancing                                              21
----------------------------------------------------------------------
  Dollar Cost Averaging                                          21
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             22
----------------------------------------------------------------------
  Processing of Transactions                                     22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
  Loan Interest                                                  22
----------------------------------------------------------------------
  Credited Interest                                              22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Repayments                                                23
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              23
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
  Lapse and Grace Period                                         23
----------------------------------------------------------------------
  Reinstatement                                                  23
----------------------------------------------------------------------
TERMINATION OF POLICY                                            23
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             24
----------------------------------------------------------------------
  Partial Withdrawals                                            24
----------------------------------------------------------------------
  Transfers of Account Value                                     24
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             24
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            24
----------------------------------------------------------------------
  Deferral of Payments                                           24
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          24
----------------------------------------------------------------------
  Modification of Policy                                         24
----------------------------------------------------------------------
  Substitution of Funds                                          24
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    24
----------------------------------------------------------------------
  Separate Account Taxes                                         24
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            24
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  24
----------------------------------------------------------------------
OTHER MATTERS                                                    24
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            24
----------------------------------------------------------------------
  Our Rights                                                     25
----------------------------------------------------------------------
  Limit on Right to Contest                                      25
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  25
----------------------------------------------------------------------
  Assignment                                                     25
----------------------------------------------------------------------
  Dividends                                                      25
----------------------------------------------------------------------
TAXES                                                            25
----------------------------------------------------------------------
  General                                                        25
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  25
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        26
----------------------------------------------------------------------
  Modified Endowment Contracts                                   26
----------------------------------------------------------------------
  Diversification Requirements                                   26
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                27
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        27
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 27
----------------------------------------------------------------------
  Other Tax Considerations                                       27
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  28
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 49 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Sales Charge (1)          When you pay premium.             9% of any premium paid for
                                                            Coverage Years 1 through 7, and
                                                            7% of any premium paid in
                                                            Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge        When you pay premium.             Generally, between 0% and 4% of
                                                            any premium you pay. The
                                                            percentage we deduct will vary
                                                            by locale depending on the tax
                                                            rates in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition      When you pay premium.             1.25% of each premium you pay.
Cost Tax Charge                                             We will adjust the charge based
                                                            on changes in the applicable tax
                                                            law.
--------------------------------------------------------------------------------------------
Transfer Fees             When you make a transfer after    $50 per transfer.
                          the 12th transfer in any
                          Coverage Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee    When you take a withdrawal.       $25 per partial withdrawal.


         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Sales Charge (1)                             All
------------------------
Premium Tax Charge                           All
------------------------
Deferred Acquisition                         All
Cost Tax Charge
------------------------
Transfer Fees             Those Certificates with more than 12
                          transfers per Contract Year.
------------------------
Partial Withdrawal Fee    Those Certificates where a partial
                          withdrawal is made.

(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE               WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
Cost of Insurance         Monthly.                          The charge is the cost of
Charges                                                     insurance rate times the net
                                                            amount at risk. The cost of
                                                            insurance rates depend on issue
                                                            age, sex, insurance class and
                                                            substandard rating.
                                                            The monthly cost of insurance
                                                            charge ranges from $0.084 per
                                                            $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense     Daily.                            On an annual basis, .65% of the
Risk Charge                                                 value of each Investment
                                                            Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge     Monthly.                          $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges             Monthly.                          Individualized based on optional
                                                            rider selected.

         CHARGE           CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
------------------------
Cost of Insurance                            All
Charges
------------------------
Mortality and Expense                        All
Risk Charge
------------------------
Administrative Charge                        All
------------------------
Rider Charges             Only those Certificates with benefits
                          provided by rider.


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
AS OF EACH FUND'S FISCAL YEAR END
(AS A PERCENTAGE OF NET ASSETS)


                                                                                                                TOTAL
                                                           MANAGEMENT FEE   12B-1 FEES   OTHER EXPENSES   OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2)                            0.75%            N/A           0.04%             0.79%
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (2)              0.85%            N/A           0.05%             0.90%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                   0.68%           0.25%          0.03%             0.96%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund --
  Class 2                                                      0.78%           0.25%          0.03%             1.06%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                          0.38%           0.25%          0.01%             0.64%
----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                   0.55%           0.25%          0.05%             0.85%
----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                0.43%           0.25%          0.01%             0.69%
----------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity Index
  Fund (3)                                                     0.26%            N/A           0.39%             0.65%
----------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (3)                         0.14%            N/A           0.16%             0.30%
----------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund (3)                          0.13%            N/A           0.32%             0.45%
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(5)                      0.55%           0.25%          0.27%             1.07%
----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (6)                                                  0.43%            N/A           0.32%             0.75%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)(7)                0.60%           0.25%          0.19%             1.04%
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (4)(8)             0.83%           0.25%          0.05%             1.13%
----------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (4)(9)                                               0.69%           0.25%          0.19%             1.13%
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA             0.64%            N/A           0.02%             0.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                            0.46%            N/A           0.02%             0.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                         0.63%            N/A           0.02%             0.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                             0.49%            N/A           0.03%             0.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                     0.45%            N/A           0.02%             0.47%
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service
  Shares (10)                                                  0.67%           0.25%          0.02%             0.94%
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service
  Shares (10)                                                  0.65%           0.25%          0.11%             1.01%
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service
  Shares (10)                                                  0.65%           0.25%          0.05%             0.95%
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (10)          0.65%           0.25%          0.02%             0.92%
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service
  Shares (10)                                                  0.65%           0.25%          0.07%             0.97%
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (11)                                0.30%            N/A           0.45%             0.75%
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio (11)         0.60%            N/A           0.60%             1.20%
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (11)                       0.60%            N/A           0.55%             1.15%
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio (11)             0.35%            N/A           0.50%             0.85%
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (12)                                0.75%            N/A           0.09%             0.84%
----------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (12)(13)                      0.75%            N/A           0.16%             0.91%
----------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (12)                             0.75%            N/A           0.13%             0.88%
----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (12)(13)                              0.90%            N/A           0.17%             1.07%
----------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                           OTHER     TOTAL OPERATING
                                                           MANAGEMENT FEE    12B-1 FEES   EXPENSES     EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------
MFS High Income Series (12)(13)                                 0.75%            N/A       0.16%          0.91%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio (14)                                         1.25%            N/A       1.37%          2.62%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio (2)(14)                                             0.55%            N/A       0.56%          1.11%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed Income
  Portfolio (14)                                                0.40%            N/A       0.56%          0.96%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Equity
  Portfolio (2)(14)                                             0.80%            N/A       0.68%          1.48%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (14)                                                0.50%            N/A       0.61%          1.11%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio (15)                                                0.75%            N/A       1.25%          2.00%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (15)                                                0.80%            N/A       1.85%          2.65%
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value
  Portfolio (2)(14)                                             0.55%            N/A       0.67%          1.22%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)                                                 0.85%            N/A       0.17%          1.02%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited
  Maturity Bond Portfolio (2)                                   0.65%            N/A       0.11%          0.76%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)                                                 0.80%            N/A       0.07%          0.87%
---------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio (2)(16)                                             0.48%            N/A       0.08%          0.56%
---------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund High Income
  Portfolio (2)                                                 0.58%            N/A       0.11%          0.69%
---------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio (2)(16)                                             0.73%            N/A       0.14%          0.87%
---------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset Manager
  Portfolio (2)(16)                                             0.53%            N/A       0.09%          0.62%
---------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.



(3) The investment advisor, Bankers Trust Company, has contractually agreed to waive its management fee and reimburse certain expenses. Such waivers by Bankers Trust Company will stay in effect until at least April 30, 2001. Without expense waivers and reimbursements, it is estimated that Management Fees, Other Expenses and Total Operating Expenses for Deutsche VIT EAFE-Registered Trademark-Equity Index Fund, Deutsche VIT Equity 500 Index Fund and Deutsche VIT Small Cap Index Fund would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE-Registered Trademark- Equity
  Index Fund                                           0.45%           N/A        0.69%          1.14%
-----------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                     0.20%           N/A        0.23%          0.43%
-----------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund                      0.35%           N/A        0.83%          1.18%
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



(5) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products
    Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.



(6) The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After
    December 31, 2001, the manager and administrator may end this arrangement at any time. The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund              0.43%           N/A        0.52%          0.95%
-----------------------------------------------------------------------------------------------------------



(7) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.



(8) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%. The fund administration fee is paid indirectly through the management fee.



(9) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.



(10) All expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.



(11) Pursuant to a contractual agreement, through at least April 30, 2001, fees and expenses were reimbursed to the extent expenses exceeded .75%, .85%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio                             0.30%            N/A       0.45%          0.75%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio          0.37%            N/A       0.50%          0.87%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio                    0.60%            N/A       1.97%          2.57%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio      0.60%            N/A       1.38%          1.98%
-----------------------------------------------------------------------------------------------------------



(12) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series.



(13) MFS has contractually agreed through at least May 1, 2001 to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.27%          1.02%
-----------------------------------------------------------------------------------------------------------
MFS New Discovery Series                               0.90%           N/A        1.59%          2.49%
-----------------------------------------------------------------------------------------------------------
MFS High Income Series                                 0.75%           N/A        0.22%          0.97%
-----------------------------------------------------------------------------------------------------------



(14) With respect to the The Universal Institutional Funds, Inc. the investment adviser has voluntarily waived a portion or all of the management fee and reimbursed other expenses of the portfolio to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Fixed Income 0.70%; Global Equity 1.15%; High Yield 0.80%; Value 0.85%. The adviser may terminate this voluntary waiver at any time at its sole discretion. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging
  Markets Equity Portfolio                             0.42%           N/A         1.37%         1.79%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity
  Growth Portfolio                                     0.29%           N/A         0.56%         0.85%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Fixed
  Income Portfolio                                     0.14%           N/A         0.56%         0.70%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global
  Equity Portfolio                                     0.47%           N/A         0.68%         1.15%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High
  Yield Portfolio                                      0.19%           N/A         0.61%         0.80%
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value
  Portfolio                                            0.18%           N/A         0.67%         0.85%
-----------------------------------------------------------------------------------------------------------



    Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.04% of such investment related expenses.



(15) These figures are estimates: these Portfolios have been available for less than six (6) months.



(16) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions Management Fees, Other Expenses and Total Operating Expenses for Variable Insurance Products Fund Equity-Income Portfolio, Variable Insurance Products Fund Overseas Portfolio and Variable Insurance Products Fund II Asset Manager Portfolio would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio                                            0.48%           N/A        0.09%          0.57%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio                                            0.73%           N/A        0.18%          0.91%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset Manager
  Portfolio                                            0.53%           N/A        0.10%          0.63%
-----------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 49 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.


We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 million.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.



DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East Index (the "MSCI EAFE-Registered Trademark- Index"). The Fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

invests in a statistically selected sample of the equity securities included in the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)



DEUTSCHE VIT EQUITY 500 INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)



DEUTSCHE VIT SMALL CAP INDEX FUND -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)



FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation. Its secondary goal is income.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 (PREVIOUSLY TEMPLETON GLOBAL GROWTH
FUND) -- Seeks long-term capital growth.



TEMPLETON INTERNATIONAL SECURITIES FUND: CLASS 2 (PREVIOUSLY TEMPLETON INTERNATIONAL FUND) -- Seeks long-term capital growth.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth by investing primarily in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total rate of return by investing in common stock and other equity securities, bond and other debt securities, and money market instruments.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.



J.P. MORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- seeks high total return from a portfolio of equity securities of foreign corporations in developed and, to a lesser extent, emerging markets.



J.P. MORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of its total assets in the common stock of small U.S. companies primarily with a market capitalization of less than $1 billion.



J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of large- and medium-capitalization companies in the United States.



MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



(1) The EAFE-Registered Trademark- Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.



(2) "S&P 500-Registered Trademark-" and "Standard & Poor's-Registered Trademark-" are trademarks of the McGraw-Hill Companies and have been licensed for use by Bankers Trust Company.



(3) "Russell 2000-Registered Trademark-" is a trademark of the Frank Russell Company and has been licensed for use by Bankers Trust Company.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.



MFS NEW DISCOVERY SERIES -- Seeks capital appreciation.



MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities. The investment adviser may use futures, swaps and other types of derivatives in managing the Portfolio.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States and emerging market countries. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORT-
FOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds". The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities. The investment adviser may use futures, swaps and other types of derivatives in managing the Portfolio.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that consistently beat market expectations.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORT-
FOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: INITIAL CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: INITIAL CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



VARIABLE INSURANCE PRODUCTS FUND OVERSEAS PORTFOLIO: INITIAL CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO: INITIAL
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Deutsche Asset Management VIT Funds are managed by Bankers Trust Company, a wholly owned subsidiary of Deutsche Bank AG. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisers Limited. The Templeton International Securities Fund is managed by Templeton Investment Counsel, Inc. Hartford Capital Appreciation HLS Fund, Inc., Hartford Bond HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP serves as sub-investment advisor for Hartford Capital Appreciation HLS Fund, Inc. Hartford Investment Management Company serves as sub-investment advisor for Hartford Bond HLS Fund, Inc. and Hartford Money Market HLS Fund, Inc. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFS Investment Management. The Universal Institutional Funds, Inc. is managed by either Morgan Stanley Asset Management ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS"). Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Variable Insurance Products Fund and Variable Insurance Products Fund II are managed by Fidelity Management & Research Company.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.


DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.


DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:


(a) the administrative expense charge;



(b) the cost of insurance charge;



(c) the charges for additional benefits provided by rider, if any.


The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.


TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.



PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

- ten (10) calendar days after we receive the initial premium; and

- the date we receive the final requirements to put the Certificate in force.

We will allocate any additional premiums received prior to this later date to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.
The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.


A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:


- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               5
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                     7
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker Dealer
                                                       Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                       (1997-Present); Vice President (1989-1997); Director of
                                                       Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                       Accident Insurance Company.

Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                       President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                       Accounting Officer, 1998        Hartford Life & Annuity Insurance Company; Vice President
                                                       & Chief Accounting Officer, (1998-Present), Royal Life
                                                       Insurance Company of America; Vice President & Chief
                                                       Accounting Officer (1998-Present), Alpine Life Insurance
                                                       Company; Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                       Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                       Audit Manager (1993-1996), Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present); Vice President
                       Financial Officer &             (1998); Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996); IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995); Counsel (1990-1994),
                       Corporate Secretary, 1995       Hartford; Director (1997-Present); Senior Vice President
                       Director, 1997                  (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Vice President and General
                                                       Counsel (1997-Present), Hartford Life, Inc.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lois W. Grady          Senior Vice President, 1998     Vice President (1993-1998); Assistant Vice President
                                                       (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance Company.
Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford Life and Annuity Insurance Company.
Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.
Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life, Senior Vice President,
                                                       (1998-Present); Vice President, (1995-1998); Regional Vice
                                                       President (1991-1994), Hartford; Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company.
Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.
Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Vice President and
                                                       Chief Actuary (1997-Present), Hartford Life, Inc.
Donald A. Salama       Vice President, 1997            Vice President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Principal and Director, Institutional
                                                       Sales (1995-1998), The Vanguard Group; Senior Vice
                                                       President (1994-1995), Mercantile
                                                       Bancorporation; Vice President (1988-1994), Bankers Trust
                                                       Company.
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford
                                                       Life, Inc.
David M. Znamierowski  Senior Vice President & Chief   Vice President (1997), Hartford; Director (1998-Present);
                       Investment Officer, 1997        Senior Vice President (1997-Present), Hartford Life and
                       Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                       Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                       President, Investment Strategy & Policy (1991-1996), Aetna
                                                       Life and Casualty.


 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.

Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer, Director
--------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.98%. The 0.98% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.98%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.


Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.98% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,338      12,338     250,000     11,016      11,016     250,000
          2                 30,355        24,429      24,429     250,000     21,852      21,852     250,000
          3                 46,680        36,314      36,314     250,000     32,511      32,511     250,000
          4                 63,821        48,016      48,016     250,000     42,998      42,998     250,000
          5                 81,819        59,552      59,552     250,000     53,314      53,314     250,000
          6                100,717        70,923      70,923     250,000     63,465      63,465     250,000
          7                120,560        82,140      82,140     250,000     73,445      73,445     250,000
          8                126,588        80,660      80,660     250,000     70,948      70,948     250,000
          9                132,917        79,167      79,167     250,000     68,329      68,329     250,000
         10                139,563        77,654      77,654     250,000     65,566      65,566     250,000
         11                146,541        76,179      76,179     250,000     62,644      62,644     250,000
         12                153,868        74,655      74,655     250,000     59,542      59,542     250,000
         13                161,561        73,072      73,072     250,000     56,247      56,247     250,000
         14                169,639        71,427      71,427     250,000     52,737      52,737     250,000
         15                178,121        69,716      69,716     250,000     48,989      48,989     250,000
         16                187,027        67,760      67,760     250,000     44,967      44,967     250,000
         17                196,378        65,684      65,684     250,000     40,626      40,626     250,000
         18                206,197        63,496      63,496     250,000     35,911      35,911     250,000
         19                216,507        61,172      61,172     250,000     30,754      30,754     250,000
         20                227,332        58,695      58,695     250,000     25,085      25,085     250,000

         25                290,140        43,974      43,974     250,000          0           0           0
         30                370,300        23,836      23,836     250,000          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.02% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,092      13,092     250,000     11,719      11,719     250,000
          2                 30,355        26,706      26,706     250,000     23,953      23,953     250,000
          3                 46,680        40,911      40,911     250,000     36,731      36,731     250,000
          4                 63,821        55,754      55,754     250,000     50,089      50,089     250,000
          5                 81,819        71,284      71,284     250,000     64,059      64,059     250,000
          6                100,717        87,533      87,533     250,000     78,682      78,682     250,000
          7                120,560       104,547     104,547     250,000     93,992      93,992     250,000
          8                126,588       109,060     109,060     250,000     96,982      96,982     250,000
          9                132,917       113,766     113,766     250,554    100,019     100,019     250,000
         10                139,563       118,668     118,668     254,132    103,094     103,094     250,000
         11                146,541       123,880     123,880     258,066    106,206     106,206     250,000
         12                153,868       129,293     129,293     262,146    109,352     109,352     250,000
         13                161,561       134,913     134,913     266,343    112,533     112,533     250,000
         14                169,639       140,747     140,747     270,658    115,748     115,748     250,000
         15                178,121       146,806     146,806     275,099    118,997     118,997     250,000
         16                187,027       153,128     153,128     279,728    122,271     122,271     250,000
         17                196,378       159,682     159,682     284,496    125,560     125,560     250,000
         18                206,197       166,489     166,489     289,437    128,851     128,851     250,000
         19                216,507       173,551     173,551     294,567    132,128     132,128     250,000
         20                227,332       180,874     180,874     299,899    135,376     135,376     250,000

         25                290,140       222,102     222,102     330,343    150,879     150,879     250,000
         30                370,300       272,426     272,426     368,724    163,445     163,445     250,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.02% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                   14,807        13,845      13,845      250,000    12,422      12,422       250,000
          2                   30,355        29,074      29,074      250,000    26,140      26,140       250,000
          3                   46,680        45,881      45,881      250,000    41,301      41,301       250,000
          4                   63,821        64,457      64,457      250,000    58,078      58,078       250,000
          5                   81,819        85,011      85,011      250,000    76,658      76,658       250,000
          6                  100,717       107,756     107,756      257,582    97,257      97,257       250,000
          7                  120,560       132,854     132,854      308,427   119,956     119,956       278,653
          8                  126,588       146,538     146,538      330,511   131,217     131,217       296,143
          9                  132,917       161,623     161,623      354,306   143,487     143,487       314,757
         10                  139,563       178,247     178,247      379,959   156,844     156,844       334,567
         11                  146,541       196,741     196,741      407,956   171,380     171,380       355,649
         12                  153,868       217,109     217,109      438,163   187,189     187,189       378,084
         13                  161,561       239,534     239,534      470,702   204,383     204,383       401,958
         14                  169,639       264,221     264,221      505,756   223,080     223,080       427,362
         15                  178,121       291,400     291,400      543,532   243,405     243,405       454,395
         16                  187,027       321,380     321,380      584,372   265,483     265,483       483,160
         17                  196,378       354,356     354,356      628,418   289,446     289,446       513,767
         18                  206,197       390,651     390,651      675,999   315,429     315,429       546,336
         19                  216,507       430,574     430,574      727,435   343,566     343,566       580,990
         20                  227,332       474,477     474,477      783,075   374,007     374,007       617,865

         25                  290,140       769,966     769,966    1,139,920   567,300     567,300       840,847
         30                  370,300     1,247,990   1,247,990    1,681,330   848,755     848,755     1,145,081
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.98% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,332      12,332     262,357     10,963      10,963     261,070
          2                 30,355        24,400      24,400     274,446     21,690      21,690     271,816
          3                 46,680        36,241      36,241     286,307     32,175      32,175     282,321
          4                 63,821        47,876      47,876     297,959     42,416      42,416     292,583
          5                 81,819        59,321      59,321     309,419     52,406      52,406     302,593
          6                100,717        70,573      70,573     320,687     62,138      62,138     312,347
          7                120,560        81,643      81,643     331,772     71,595      71,595     321,827
          8                126,588        80,010      80,010     330,140     68,552      68,552     318,794
          9                132,917        78,353      78,353     328,486     65,363      65,363     315,617
         10                139,563        76,667      76,667     326,802     62,003      62,003     312,272
         11                146,541        74,998      74,998     325,132     58,461      58,461     308,745
         12                153,868        73,259      73,259     323,398     54,719      54,719     305,019
         13                161,561        71,439      71,439     321,585     50,769      50,769     301,086
         14                169,639        69,533      69,533     319,686     46,595      46,595     296,931
         15                178,121        67,541      67,541     317,701     42,182      42,182     292,537
         16                187,027        65,173      65,173     315,365     37,498      37,498     287,876
         17                196,378        62,657      62,657     312,861     32,509      32,509     282,912
         18                206,197        60,007      60,007     310,222     27,171      27,171     277,603
         19                216,507        57,197      57,197     307,425     21,432      21,432     271,897
         20                227,332        54,208      54,208     304,451     15,244      15,244     265,746

         25                290,140        36,809      36,809     287,123          0           0           0
         30                370,300        14,319      14,319     264,726          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.02% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,084      13,084      263,046    11,663      11,663       261,713
          2                 30,355          26,674      26,674      276,593    23,774      23,774       273,786
          3                 46,680          40,827      40,827      290,698    36,346      36,346       286,319
          4                 63,821          55,589      55,589      305,407    49,395      49,395       299,328
          5                 81,819          70,999      70,999      320,763    62,932      62,932       312,823
          6                100,717          87,085      87,085      336,791    76,970      76,970       326,818
          7                120,560         103,885     103,885      353,531    91,510      91,510       341,315
          8                126,588         108,150     108,150      357,782    93,607      93,607       343,418
          9                132,917         112,568     112,568      362,187    95,608      95,608       345,428
         10                139,563         117,138     117,138      366,744    97,485      97,485       347,315
         11                146,541         121,960     121,960      371,545    99,214      99,214       349,057
         12                153,868         126,918     126,918      376,491   100,769     100,769       350,626
         13                161,561         132,006     132,006      381,568   102,130     102,130       352,004
         14                169,639         137,226     137,226      386,776   103,271     103,271       353,164
         15                178,121         142,579     142,579      392,119   104,160     104,160       354,075
         16                187,027         147,897     147,897      397,439   104,752     104,752       354,692
         17                196,378         153,296     153,296      402,831   104,993     104,993       354,962
         18                206,197         158,795     158,795      408,322   104,817     104,817       354,822
         19                216,507         164,370     164,370      413,890   104,147     104,147       354,194
         20                227,332         170,003     170,003      419,519   102,904     102,904       352,999

         25                290,140         199,349     199,349      448,833    85,376      85,376       335,816
         30                370,300         229,728     229,728      479,204    37,965      37,965       289,063
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.02% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,837      13,837      263,732    12,363      12,363       262,354
          2                 30,355          29,039      29,039      278,815    25,943      25,943       275,828
          3                 46,680          45,786      45,786      295,427    40,861      40,861       290,629
          4                 63,821          64,261      64,261      313,751    57,255      57,255       306,894
          5                 81,819          84,662      84,662      333,985    75,267      75,267       324,765
          6                100,717         107,189     107,189      356,326    95,063      95,063       344,405
          7                120,560         132,076     132,076      381,007   116,808     116,808       365,980
          8                126,588         145,533     145,533      394,354   127,000     127,000       376,101
          9                132,917         160,373     160,373      409,073   138,077     138,077       387,101
         10                139,563         176,736     176,736      425,303   150,107     150,107       399,048
         11                146,541         194,949     194,949      443,354   163,176     163,176       412,026
         12                153,868         215,022     215,022      463,265   177,371     177,371       426,123
         13                161,561         237,143     237,143      485,207   192,803     192,803       441,447
         14                169,639         261,526     261,526      509,393   209,584     209,584       458,110
         15                178,121         288,411     288,411      537,957   227,836     227,836       476,234
         16                187,027         318,083     318,083      578,377   247,681     247,681       495,940
         17                196,378         350,720     350,720      621,970   269,248     269,248       517,356
         18                206,197         386,642     386,642      669,062   292,669     292,669       540,615
         19                216,507         426,155     426,155      719,969   318,082     318,082       565,855
         20                227,332         469,606     469,606      775,037   345,642     345,642       593,227

         25                290,140         762,058     762,058    1,128,213   522,567     522,567       774,543
         30                370,300       1,235,170   1,235,170    1,664,058   781,769     781,769     1,054,708
---------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.98% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,140       5,140     250,000      3,969       3,969     250,000
          2                 12,915        10,117      10,117     250,000      7,814       7,814     250,000
          3                 19,861        14,971      14,971     250,000     11,532      11,532     250,000
          4                 27,154        19,721      19,721     250,000     15,122      15,122     250,000
          5                 34,812        24,382      24,382     250,000     18,577      18,577     250,000
          6                 42,853        28,952      28,952     250,000     21,894      21,894     250,000
          7                 51,296        33,441      33,441     250,000     25,057      25,057     250,000
          8                 60,161        37,968      37,968     250,000     28,175      28,175     250,000
          9                 69,469        42,409      42,409     250,000     31,112      31,112     250,000
         10                 79,242        46,757      46,757     250,000     33,853      33,853     250,000
         11                 89,504        51,045      51,045     250,000     36,390      36,390     250,000
         12                100,279        55,222      55,222     250,000     38,711      38,711     250,000
         13                111,593        59,282      59,282     250,000     40,813      40,813     250,000
         14                123,473        63,227      63,227     250,000     42,685      42,685     250,000
         15                135,947        67,057      67,057     250,000     44,315      44,315     250,000
         16                149,044        70,608      70,608     250,000     45,679      45,679     250,000
         17                162,796        74,021      74,021     250,000     46,750      46,750     250,000
         18                177,236        77,309      77,309     250,000     47,490      47,490     250,000
         19                192,398        80,461      80,461     250,000     47,853      47,853     250,000
         20                208,318        83,466      83,466     250,000     47,796      47,796     250,000

         25                300,684        96,579      96,579     250,000     39,570      39,570     250,000
         30                418,569       106,157     106,157     250,000      9,361       9,361     250,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.02% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,456       5,456     250,000      4,244       4,244     250,000
          2                 12,915        11,070      11,070     250,000      8,615       8,615     250,000
          3                 19,861        16,887      16,887     250,000     13,114      13,114     250,000
          4                 27,154        22,935      22,935     250,000     17,747      17,747     250,000
          5                 34,812        29,241      29,241     250,000     22,514      22,514     250,000
          6                 42,853        35,814      35,814     250,000     27,419      27,419     250,000
          7                 51,296        42,676      42,676     250,000     32,454      32,454     250,000
          8                 60,161        49,969      49,969     250,000     37,745      37,745     250,000
          9                 69,469        57,581      57,581     250,000     43,165      43,165     250,000
         10                 79,242        65,525      65,525     250,000     48,711      48,711     250,000
         11                 89,504        73,873      73,873     250,000     54,386      54,386     250,000
         12                100,279        82,579      82,579     250,000     60,192      60,192     250,000
         13                111,593        91,659      91,659     250,000     66,142      66,142     250,000
         14                123,473       101,137     101,137     250,000     72,243      72,243     250,000
         15                135,947       111,040     111,040     250,000     78,505      78,505     250,000
         16                149,044       121,373     121,373     250,000     84,929      84,929     250,000
         17                162,796       132,196     132,196     250,000     91,520      91,520     250,000
         18                177,236       143,558     143,558     250,000     98,276      98,276     250,000
         19                192,398       155,395     155,395     263,751    105,198     105,198     250,000
         20                208,318       167,700     167,700     278,056    112,295     112,295     250,000

         25                300,684       237,196     237,196     352,793    151,289     151,289     250,000
         30                418,569       322,235     322,235     436,139    198,802     198,802     269,455
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.02% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  6,300           5,773       5,773      250,000     4,521       4,521     250,000
          2                 12,915          12,062      12,062      250,000     9,451       9,451     250,000
          3                 19,861          18,960      18,960      250,000    14,832      14,832     250,000
          4                 27,154          26,553      26,553      250,000    20,714      20,714     250,000
          5                 34,812          34,932      34,932      250,000    27,148      27,148     250,000
          6                 42,853          44,180      44,180      250,000    34,196      34,196     250,000
          7                 51,296          54,401      54,401      250,000    41,914      41,914     250,000
          8                 60,161          65,837      65,837      250,000    50,507      50,507     250,000
          9                 69,469          78,480      78,480      250,000    59,937      59,937     250,000
         10                 79,242          92,462      92,462      250,000    70,295      70,295     250,000
         11                 89,504         108,025     108,025      250,000    81,699      81,699     250,000
         12                100,279         125,255     125,255      252,785    94,279      94,279     250,000
         13                111,593         144,257     144,257      283,475   108,196     108,196     250,000
         14                123,473         165,190     165,190      316,196   123,633     123,633     250,000
         15                135,947         188,247     188,247      351,127   140,716     140,716     262,693
         16                149,044         213,681     213,681      388,541   159,303     159,303     289,920
         17                162,796         241,673     241,673      428,584   179,506     179,506     318,623
         18                177,236         272,492     272,492      471,532   201,442     201,442     348,906
         19                192,398         306,406     306,406      517,659   225,234     225,234     380,883
         20                208,318         343,714     343,714      567,264   251,011     251,011     414,673

         25                300,684         594,916     594,916      880,762   415,299     415,299     615,552
         30                418,569       1,001,403   1,001,403    1,349,120   655,625     655,625     884,524
--------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.98% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,137       5,137     255,154      3,948       3,948     254,047
          2                 12,915        10,105      10,105     260,135      7,752       7,752     257,863
          3                 19,861        14,941      14,941     264,982     11,406      11,406     261,530
          4                 27,154        19,663      19,663     269,714     14,908      14,908     265,044
          5                 34,812        24,287      24,287     274,346     18,246      18,246     268,395
          6                 42,853        28,808      28,808     278,876     21,415      21,415     271,579
          7                 51,296        33,236      33,236     283,312     24,396      24,396     274,575
          8                 60,161        37,691      37,691     287,774     27,291      27,291     277,487
          9                 69,469        42,043      42,043     292,135     29,961      29,961     280,176
         10                 79,242        46,284      46,284     296,385     32,384      32,384     282,619
         11                 89,504        50,441      50,441     300,549     34,547      34,547     284,804
         12                100,279        54,455      54,455     304,574     36,435      36,435     286,715
         13                111,593        58,317      58,317     308,450     38,040      38,040     288,343
         14                123,473        62,025      62,025     312,170     39,349      39,349     289,677
         15                135,947        65,577      65,577     315,735     40,345      40,345     290,698
         16                149,044        68,691      68,691     318,886     40,999      40,999     291,381
         17                162,796        71,598      71,598     321,810     41,278      41,278     291,691
         18                177,236        74,312      74,312     324,540     41,138      41,138     291,586
         19                192,398        76,808      76,808     327,054     40,529      40,529     291,015
         20                208,318        79,069      79,069     329,334     39,403      39,403     289,932

         25                300,684        87,085      87,085     337,443     24,667      24,667     275,458
         30                418,569        88,677      88,677     339,151          0           0           0
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.02% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,453       5,453     255,444      4,223       4,223     254,301
          2                 12,915        11,057      11,057     261,034      8,547       8,547     258,617
          3                 19,861        16,852      16,852     266,814     12,969      12,969     263,031
          4                 27,154        22,866      22,866     272,809     17,490      17,490     267,544
          5                 34,812        29,123      29,123     279,045     22,101      22,101     272,147
          6                 42,853        35,629      35,629     285,530     26,798      26,798     276,836
          7                 51,296        42,403      42,403     292,281     31,562      31,562     281,594
          8                 60,161        49,584      49,584     299,438     36,503      36,503     286,531
          9                 69,469        57,054      57,054     306,883     41,482      41,482     291,506
         10                 79,242        64,817      64,817     314,621     46,473      46,473     296,497
         11                 89,504        72,932      72,932     322,706     51,463      51,463     301,487
         12                100,279        81,339      81,339     331,088     56,430      56,430     306,455
         13                111,593        90,041      90,041     339,765     61,362      61,362     311,391
         14                123,473        99,045      99,045     348,744     66,240      66,240     316,273
         15                135,947       108,365     108,365     358,036     71,040      71,040     321,080
         16                149,044       117,791     117,791     367,454     75,724      75,724     325,774
         17                162,796       127,502     127,502     377,140     80,249      80,249     330,312
         18                177,236       137,523     137,523     387,135     84,556      84,556     334,637
         19                192,398       147,843     147,843     397,429     88,577      88,577     338,683
         20                208,318       158,456     158,456     408,017     92,245      92,245     342,381

         25                300,684       216,618     216,618     466,033    102,924     102,924     353,297
         30                418,569       283,637     283,637     532,898     90,953      90,953     341,849
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.02% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,770       5,770       255,733     4,498       4,498     254,554
          2                 12,915        12,047      12,047       261,965     9,375       9,375     259,399
          3                 19,861        18,920      18,920       268,787    14,666      14,666     264,654
          4                 27,154        26,472      26,472       276,279    20,409      20,409     270,357
          5                 34,812        34,788      34,788       284,528    26,637      26,637     276,543
          6                 42,853        43,945      43,945       293,612    33,396      33,396     283,255
          7                 51,296        54,040      54,040       303,625    40,717      40,717     290,527
          8                 60,161        65,306      65,306       314,799    48,774      48,774     298,531
          9                 69,469        77,722      77,722       327,116    57,490      57,490     307,189
         10                 79,242        91,404      91,404       340,687    66,906      66,906     316,545
         11                 89,504       106,562     106,562       355,716    77,083      77,083     326,655
         12                100,279       123,252     123,252       372,272    88,080      88,080     337,580
         13                111,593       141,626     141,626       390,499    99,971      99,971     349,394
         14                123,473       161,860     161,860       410,570   112,836     112,836     362,173
         15                135,947       184,150     184,150       432,681   126,754     126,754     375,999
         16                149,044       208,620     208,620       456,960   141,803     141,803     390,950
         17                162,796       235,575     235,575       483,698   158,064     158,064     407,105
         18                177,236       265,300     265,300       513,181   175,614     175,614     424,542
         19                192,398       298,068     298,068       545,683   194,530     194,530     443,340
         20                208,318       334,191     334,191       581,513   214,902     214,902     463,584

         25                300,684       578,970     578,970       857,154   342,730     342,730     590,617
         30                418,569       975,548     975,548     1,314,287   525,711     525,711     772,537
-------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One OmniSource (Hartford Bond, Hartford Capital Appreciation, Hartford Money Market, Neuberger Berman AMT Partners, Neuberger Berman AMT Balanced, Neuberger Berman AMT Limited Maturity Bond, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund High Income, Fidelity VIP Fund Overseas, Fidelity VIP Fund II Asset Manager, Alger American Small Capitalization, Alger American Growth, J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan Small Company, J.P. Morgan International Opportunities, MSDW Universal Funds Fixed Income, MSDW Universal Funds High Yield, MSDW Universal Funds Equity Growth, MSDW Universal Funds Value, MSDW Universal Funds Global Equity, MSDW Universal Funds Emerging Markets Equity, BT Equity 500 Index, BT Small Cap Index and BT EAFE Equity Index Investment Divisions) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 24, 2000                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

December 31, 1999                                             Hartford     Hartford       Hartford       Neuberger      Neuberger
                                                              Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE HARTFORD HLS MUTUAL FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND, INC. - CLASS IA
 Shares 1,113,527
 Cost $1,170,274
 ...................................................................................................................................
   Market Value:                                              $1,106,692    $       --     $       --     $       --     $       --
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND, INC. - CLASS IA
 Shares 157,392
 Cost $776,862
 ...................................................................................................................................
   Market Value:                                                      --       959,365             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND, INC - CLASS IA
 Shares 2,043,553
 Cost $2,043,553
 ...................................................................................................................................
   Market Value:                                                      --            --      2,043,553             --             --
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO
 Shares 110,191
 Cost $2,138,023
 ...................................................................................................................................
   Market Value:                                                      --            --             --      2,164,142             --
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO
 Shares 95,291
 Cost $1,495,125
 ...................................................................................................................................
   Market Value:                                                      --            --             --             --      1,990,620
------------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        1,038       107,050             --             --        294,593
 ...................................................................................................................................
Receivable from fund shares sold                                      --            --         38,720             --             --
 ...................................................................................................................................
TOTAL ASSETS                                                   1,107,730     1,066,415      2,082,273      2,164,142      2,285,213
 ...................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --            --         12,938         12,375             --
 ...................................................................................................................................
Payable for fund shares purchased                                  3,266         9,478             --          8,977         40,961
 ...................................................................................................................................
TOTAL LIABILITIES                                                  3,266         9,478         12,938         21,352         40,961
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,104,464    $1,056,937     $2,069,335     $2,142,790     $2,244,252
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       94,558        53,952        179,377        143,120        125,844
Unit price                                                    $    11.56    $    19.23     $    11.48     $    14.87     $    17.69
 ...................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000         1,000            948          1,000          1,000
Unit price                                                    $    11.56    $    19.23     $    11.48     $    14.87     $    17.69
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             Neuberger       Fidelity        Fidelity      Fidelity
                                                              Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
----------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
 Shares 33,247
 Cost $453,545
 .....................................................................................................................
   Market Value:                                                $440,193       $       --      $     --     $       --
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
----------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 78,318
 Cost $1,916,064
 .....................................................................................................................
   Market Value:                                                      --        2,013,550            --             --
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 22,600
 Cost $258,184
 .....................................................................................................................
   Market Value:                                                      --               --       255,601             --
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO
 Shares 73,722
 Cost $1,485,387
 .....................................................................................................................
   Market Value:                                                      --               --            --      2,022,927
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
II:
----------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 97,350
 Cost $1,690,045
 .....................................................................................................................
   Market Value:                                                      --               --            --             --
----------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        2,376           51,314        19,670         35,946
 .....................................................................................................................
Receivable from fund shares sold                                      --               --            --             --
 .....................................................................................................................
TOTAL ASSETS                                                     442,569        2,064,864       275,271      2,058,873
 .....................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --               --            --             --
 .....................................................................................................................
Payable for fund shares purchased                                     --            5,391         2,548          3,034
 .....................................................................................................................
TOTAL LIABILITIES                                                     --            5,391         2,548          3,034
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $442,569       $2,059,473      $272,723     $2,055,839
----------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       38,801          136,314        21,476        112,561
Unit price                                                      $  11.12       $    15.00      $  12.13     $    18.00
 .....................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000              988         1,000          1,661
Unit price                                                      $  11.12       $    15.00      $  12.13     $    18.00
----------------------------------------------------------------------------------------------------------------------

December 31, 1999                                             Fidelity
                                                              VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO
 Shares 33,247
 Cost $453,545
 ...........................................................
   Market Value:                                               $       --
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
----------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
 Shares 78,318
 Cost $1,916,064
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO
 Shares 22,600
 Cost $258,184
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO
 Shares 73,722
 Cost $1,485,387
 ...........................................................
   Market Value:                                                       --
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
II:
----------------------------------------------------------------------------------------------------------------------
ASSET MANAGER PORTFOLIO
 Shares 97,350
 Cost $1,690,045
 ...........................................................
   Market Value:                                                1,817,525
----------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        28,098
 ...........................................................
Receivable from fund shares sold                                       --
 ...........................................................
TOTAL ASSETS                                                    1,845,623
 ...........................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --
 ...........................................................
Payable for fund shares purchased                                   2,526
 ...........................................................
TOTAL LIABILITIES                                                   2,526
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $1,843,097
----------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       119,968
Unit price                                                     $    15.24
 ...........................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000
Unit price                                                     $    15.24
----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
                                                              Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE ALGER AMERICAN FUNDS:
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 Shares 11,386
 Cost $474,345
 ..................................................................................................................................
   Market Value:                                                 $627,955      $       --   $       --    $       --    $       --
-----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
 Shares 50,396
 Cost $2,560,070
 ..................................................................................................................................
   Market Value:                                                       --       3,244,471           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN BOND PORTFOLIO
 Shares 96,427
 Cost $1,105,563
 ..................................................................................................................................
   Market Value:                                                       --              --    1,083,842            --            --
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN EQUITY PORTFOLIO
 Shares 381,593
 Cost $6,147,906
 ..................................................................................................................................
   Market Value:                                                       --              --           --     6,620,638            --
-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SMALL COMPANY PORTFOLIO
 Shares 108,268
 Cost $1,370,996
 ..................................................................................................................................
   Market Value:                                                       --              --           --            --     1,811,328
-----------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company        32,609          78,178        2,456            --            --
 ..................................................................................................................................
Receivable from fund shares sold                                       --              --           --            --            --
 ..................................................................................................................................
TOTAL ASSETS                                                      660,564       3,322,649    1,086,298     6,620,638     1,811,328
 ..................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --              --           --       470,423        11,897
 ..................................................................................................................................
Payable for fund shares purchased                                   3,289          12,733           --            --            --
 ..................................................................................................................................
TOTAL LIABILITIES                                                   3,289          12,733           --       470,423        11,897
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $657,275      $3,309,916   $1,086,298    $6,150,215    $1,799,431
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        35,706         136,816      102,551       419,445       126,530
Unit price                                                       $  17.91      $    24.02   $    10.49    $    14.63    $    14.11
 ..................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,002           1,000        1,000           991         1,000
Unit price                                                       $  17.91      $    24.02   $    10.49    $    14.63    $    14.11
-----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             J.P. Morgan     MSDW          MSDW         MSDW            MSDW
                                                              International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
 Shares 194,552
 Cost $2,122,588
 ...................................................................................................................................
   Market Value:                                               $2,690,652     $       --     $     --     $       --      $     --
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
 Shares 464,157
 Cost $4,951,937
 ...................................................................................................................................
   Market Value:                                                       --      4,664,775           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
 Shares 47,197
 Cost $504,069
 ...................................................................................................................................
   Market Value:                                                       --             --      483,296             --            --
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO
 Shares 51,206
 Cost $809,168
 ...................................................................................................................................
   Market Value:                                                       --             --           --      1,039,998            --
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
 Shares 39,730
 Cost $423,276
 ...................................................................................................................................
   Market Value:                                                       --             --           --             --       427,495
------------------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company         1,068         19,411          648         22,183        24,105
 ...................................................................................................................................
Receivable from fund shares sold                                       --             --           --             --            --
 ...................................................................................................................................
TOTAL ASSETS                                                    2,691,720      4,684,186      483,944      1,062,181       451,600
 ...................................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --             --           --             --            --
 ...................................................................................................................................
Payable for fund shares purchased                                  20,440             --           --         20,454        20,464
 ...................................................................................................................................
TOTAL LIABILITIES                                                  20,440             --           --         20,454        20,464
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $2,671,280     $4,684,186     $483,944     $1,041,727      $431,136
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                       188,166        443,119       43,193         62,660        43,084
Unit price                                                     $    14.12     $    10.57     $  10.95     $    16.36      $   9.78
 ...................................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000             --        1,000          1,000         1,000
Unit price                                                     $    14.12     $    10.57     $  10.95     $    16.36      $   9.78
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

December 31, 1999                                             MSDW              MSDW             BT Equity    BT Small
                                                              Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
 Shares 50,028
 Cost $623,956
 .......................................................................................................................
   Market Value:                                                 $644,358          $     --      $       --    $     --
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
 Shares 69,829
 Cost $771,061
 .......................................................................................................................
   Market Value:                                                       --          $966,436              --          --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BT INSURANCE FUNDS TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
 Shares 284,481
 Cost $3,577,517
 .......................................................................................................................
   Market Value:                                                       --                --       4,318,420          --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
 Shares 11,724
 Cost $124,469
 .......................................................................................................................
   Market Value:                                                       --                --              --     136,120
------------------------------------------------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND
 Shares 7,507
 Cost $88,947
 .......................................................................................................................
   Market Value:                                                       --                --              --          --
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company           339               148           7,338          57
 .......................................................................................................................
Receivable from fund shares sold                                       --                --              --          --
 .......................................................................................................................
TOTAL ASSETS                                                      644,697           966,584       4,325,758     136,177
 .......................................................................................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                 --                --              --          --
 .......................................................................................................................
Payable for fund shares purchased                                      --                --              --          --
 .......................................................................................................................
TOTAL LIABILITIES                                                      --                --              --          --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $644,697          $966,584      $4,325,758    $136,177
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        54,501            61,222         296,755      11,074
Unit price                                                       $  11.62          $  15.53      $    14.58    $  11.28
 .......................................................................................................................
Units owned by Hartford Life and Annuity Insurance Company          1,000             1,000           1,000       1,000
Unit price                                                       $  11.62          $  15.53      $    14.58    $  11.28
------------------------------------------------------------------------------------------------------------------------

December 31, 1999                                             BT EAFE
                                                              Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER UNIVERSAL
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
 Shares 50,028
 Cost $623,956
 ...........................................................
   Market Value:                                                $     --
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
 Shares 69,829
 Cost $771,061
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BT INSURANCE FUNDS TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY 500 INDEX FUND
 Shares 284,481
 Cost $3,577,517
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND
 Shares 11,724
 Cost $124,469
 ...........................................................
   Market Value:                                                      --
------------------------------------------------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND
 Shares 7,507
 Cost $88,947
 ...........................................................
   Market Value:                                                 102,089
------------------------------------------------------------------------------------------------------------------------
Receivable from Hartford Life and Annuity Insurance Company            3
 ...........................................................
Receivable from fund shares sold                                      --
 ...........................................................
TOTAL ASSETS                                                     102,092
 ...........................................................
LIABILITIES
Payable to Hartford Life and Annuity Insurance Company                --
 ...........................................................
Payable for fund shares purchased                                     --
 ...........................................................
TOTAL LIABILITIES                                                     --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $102,092
------------------------------------------------------------------------------------------------------------------------
VARIABLE LIFE INSURANCE POLICIES
Units owned by participants                                        6,267
Unit price                                                      $  14.05
 ...........................................................
Units owned by Hartford Life and Annuity Insurance Company         1,000
Unit price                                                      $  14.05
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1999                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                     $ 59,863      $  2,741       $ 83,177       $ 13,632       $ 13,435
 ...................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (5,950)       (3,971)       (11,460)       (11,999)        (8,072)
 ...................................................................................................................................
 Net investment income (loss)                                    53,913        (1,230)        71,717          1,633          5,363
 ...................................................................................................................................
CAPITAL GAINS INCOME                                              5,853        19,061             33         23,709         19,904
 ...................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................................
 Net realized (loss) gain on security transactions               (7,751)        2,164             --         93,495          9,884
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                            (74,990)      157,434             --        (57,401)       445,839
 ...................................................................................................................................
 Net (loss) gain on investments                                 (82,741)      159,598             --         36,094        455,723
------------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $(22,975)     $177,429       $ 71,750       $ 61,436       $480,990
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1999                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 20,784        $ 19,532        $13,493      $ 16,797
 .....................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                          (3,790)        (10,540)        (1,353)       (9,948)
 .....................................................................................................................
 Net investment income                                            16,994           8,992         12,140         6,849
 .....................................................................................................................
CAPITAL GAINS INCOME                                                  --          43,177            504        27,092
 .....................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .....................................................................................................................
 Net realized gain on security transactions                        3,125           2,644            743        47,868
 .....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (16,365)         14,549         (2,065)      544,724
 .....................................................................................................................
 Net (loss) gain on investments                                  (13,240)         17,193         (1,322)      592,592
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  3,754        $ 69,362        $11,322      $626,533
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1999                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 23,847
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                          (7,286)
 ...........................................................
 Net investment income                                            16,561
 ...........................................................
CAPITAL GAINS INCOME                                              30,207
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized gain on security transactions                       16,076
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              70,129
 ...........................................................
 Net (loss) gain on investments                                   86,205
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $132,973
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P.
December 31, 1999                                             Small            American     Bond          U.S.          Morgan
                                                              Capitalization   Growth       Investment    Disciplined   Small
                                                              Investment       Investment   Division      Equity        Company
                                                              Division         Division                   Investment    Investment
                                                                                                          Division*     Division
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $     --       $  2,422     $ 23,348      $ 19,743      $    860
 .................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (2,569)       (14,507)      (5,927)      (34,760)       (8,027)
 .................................................................................................................................
 Net investment (loss) income                                      (2,569)       (12,085)      17,421       (15,017)       (7,167)
 .................................................................................................................................
CAPITAL GAINS INCOME                                               34,451        165,374        2,842       458,922        36,692
 .................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .................................................................................................................................
 Net realized gain (loss) on security transactions                    843         10,484          (43)        6,124       (36,948)
 .................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              131,562        510,463      (30,809)      460,601       568,417
 .................................................................................................................................
 Net gain (loss) on investments                                   132,405        520,947      (30,852)      466,725       531,469
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $164,287       $674,236     $(10,589)     $910,630      $560,994
----------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1999                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 18,387       $ 211,995     $ 36,740      $    556        $ 4,913
 ...................................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                         (12,518)        (26,289)      (2,953)       (4,173)          (992)
 ...................................................................................................................................
 Net investment income (loss)                                      5,869         185,706       33,787        (3,617)         3,921
 ...................................................................................................................................
CAPITAL GAINS INCOME                                              74,628             676           --        32,934             --
 ...................................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...................................................................................................................................
 Net realized gain (loss) on security transactions                 7,066           1,373      (11,446)       (1,160)        23,060
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                             590,581        (265,379)      15,300       203,783          5,789
 ...................................................................................................................................
 Net gain (loss) on investments                                  597,647        (264,006)       3,854       202,623         28,849
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $678,144       $ (77,624)    $ 37,641      $231,940        $32,770
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1999                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                       $  7,452          $     17       $ 27,604     $ 1,336
 .......................................................................................................................
EXPENSES:
 Mortality and expense risk undertakings                           (3,218)           (1,840)       (21,727)        445
 .......................................................................................................................
 Net investment income (loss)                                       4,234            (1,823)         5,877       1,781
 .......................................................................................................................
CAPITAL GAINS INCOME                                               28,420                --         12,981       3,825
 .......................................................................................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 .......................................................................................................................
 Net realized (loss) gain on security transactions                    (98)           54,040          2,328      (1,490)
 .......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (17,393)          197,420        579,301      12,605
 .......................................................................................................................
 Net (loss) gain on investments                                   (17,491)          251,460        581,629      11,115
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 15,163          $249,637       $600,487     $16,721
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1999                                             Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                                      $ 1,623
 ...........................................................
EXPENSES:
 Mortality and expense risk undertakings                           (323)
 ...........................................................
 Net investment income (loss)                                     1,300
 ...........................................................
CAPITAL GAINS INCOME                                              3,032
 ...........................................................
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 ...........................................................
 Net realized (loss) gain on security transactions                  853
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             12,819
 ...........................................................
 Net (loss) gain on investments                                  13,672
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $18,004
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1999                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                 $   53,913    $   (1,230)    $   71,717    $     1,633     $    5,363
 ...................................................................................................................................
 Capital gains income                                              5,853        19,061             33         23,709         19,904
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                (7,751)        2,164             --         93,495          9,884
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                             (74,990)      157,434             --        (57,401)       445,839
 ...................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                    (22,975)      177,429         71,750         61,436        480,990
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       283,754       462,253      1,753,189        999,255      1,030,499
 ...................................................................................................................................
 Net transfers                                                    (9,776)          403       (591,485)    (1,316,308)        (5,012)
 ...................................................................................................................................
 Surrenders, including death benefits                             (3,186)      (19,980)      (121,096)       (13,275)      (107,024)
 ...................................................................................................................................
 Cost of insurance and other fees                                 (5,227)      (11,882)      (320,311)       (72,884)       (37,042)
 ...................................................................................................................................
 Other activity                                                    4,282        62,154        (19,015)        37,329         58,655
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                  269,847       492,948        701,282       (365,881)       940,076
 ...................................................................................................................................
 Net increase (decrease) in net assets                           246,872       670,377        773,032       (304,445)     1,421,066
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                             857,592       386,560      1,296,303      2,447,235        823,186
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                $1,104,464    $1,056,937     $2,069,335    $ 2,142,790     $2,244,252
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1999                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $  16,994      $    8,992      $ 12,140     $    6,849
 .....................................................................................................................
 Capital gains income                                                  --          43,177           504         27,092
 .....................................................................................................................
 Net realized gain on security transactions                         3,125           2,644           743         47,868
 .....................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (16,365)         14,549        (2,065)       544,724
 .....................................................................................................................
 Net increase in net assets resulting from operations               3,754          69,362        11,322        626,533
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                         97,401         685,496       104,915        485,285
 .....................................................................................................................
 Net transfers                                                   (248,256)        (29,136)       (4,779)      (100,873)
 .....................................................................................................................
 Surrenders, including death benefits                              (2,295)        (19,312)       (2,901)       (44,390)
 .....................................................................................................................
 Cost of insurance and other fees                                  (9,412)        (46,257)       (2,283)       (39,078)
 .....................................................................................................................
 Other activity                                                        (4)          3,532         3,253        (15,618)
 .....................................................................................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                  (162,566)        594,323        98,205        285,326
 .....................................................................................................................
 Net (decrease) increase in net assets                           (158,812)        663,685       109,527        911,859
 .....................................................................................................................
NET ASSETS:
 Beginning of period                                              601,381       1,395,788       163,196      1,143,980
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $ 442,569      $2,059,473      $272,723     $2,055,839
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1999                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $   16,561
 ...........................................................
 Capital gains income                                              30,207
 ...........................................................
 Net realized gain on security transactions                        16,076
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                               70,129
 ...........................................................
 Net increase in net assets resulting from operations             132,973
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        809,350
 ...........................................................
 Net transfers                                                    (85,736)
 ...........................................................
 Surrenders, including death benefits                             (15,898)
 ...........................................................
 Cost of insurance and other fees                                 (24,046)
 ...........................................................
 Other activity                                                    29,554
 ...........................................................
 Net (decrease) increase in net assets resulting from unit
   transactions                                                   713,224
 ...........................................................
 Net (decrease) increase in net assets                            846,197
 ...........................................................
NET ASSETS:
 Beginning of period                                              996,900
-------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,843,097
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
December 31, 1999                                             Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division*
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income                                    $ (2,569)     $  (12,085)  $   17,421    $  (15,017)   $   (7,167)
 ..................................................................................................................................
 Capital gains income                                              34,451         165,374        2,842       458,922        36,692
 ..................................................................................................................................
 Net realized gain (loss) on security transactions                    843          10,484          (43)        6,124       (36,948)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              131,562         510,463      (30,809)      460,601       568,417
 ..................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     164,287         674,236      (10,589)      910,630       560,994
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        224,992         722,797      583,521     2,654,980       355,767
 ..................................................................................................................................
 Net transfers                                                     (3,053)        508,409       44,919        25,353       (81,593)
 ..................................................................................................................................
 Surrenders, including death benefits                             (19,333)        (35,761)     (92,301)     (397,658)      (75,547)
 ..................................................................................................................................
 Cost of insurance and other fees                                 (10,672)        (49,191)     (21,588)     (115,837)      (34,536)
 ..................................................................................................................................
 Other activity                                                    18,336          40,284       (2,978)     (108,183)       (2,775)
 ..................................................................................................................................
 Net increase in net assets resulting from unit transactions      210,270       1,186,538      511,573     2,058,655       161,316
 ..................................................................................................................................
 Net increase in net assets                                       374,557       1,860,774      500,984     2,969,285       722,310
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                              282,718       1,449,142      585,314     3,180,930     1,077,121
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $657,275      $3,309,916   $1,086,298    $6,150,215    $1,799,431
-----------------------------------------------------------------------------------------------------------------------------------

* Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1999                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $    5,869     $  185,706    $  33,787     $   (3,617)     $  3,921
 ...................................................................................................................................
 Capital gains income                                              74,628            676           --         32,934            --
 ...................................................................................................................................
 Net realized gain (loss) on security transactions                  7,066          1,373      (11,446)        (1,160)       23,060
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              590,581       (265,379)      15,300        203,783         5,789
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                     678,144        (77,624)      37,641        231,940        32,770
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      1,122,383      2,245,643       14,381        228,107        57,962
 ...................................................................................................................................
 Net transfers                                                       (606)        81,746     (136,977)       300,345       301,711
 ...................................................................................................................................
 Surrenders, including death benefits                            (123,342)      (206,379)      (5,250)        (5,367)       (2,730)
 ...................................................................................................................................
 Cost of insurance and other fees                                 (37,722)      (104,304)     (14,253)       (22,565)       (5,335)
 ...................................................................................................................................
 Other activity                                                    (2,993)       (11,755)        (179)        39,748        (9,140)
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                   957,720      2,004,951     (142,278)       540,268       342,468
 ...................................................................................................................................
 Net increase (decrease) in net assets                          1,635,864      1,927,327     (104,637)       772,208       375,238
NET ASSETS:
 Beginning of period                                            1,035,416      2,756,859      588,581        269,519        55,898
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $2,671,280     $4,684,186    $ 483,944     $1,041,727      $431,136
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1999                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division     Division
                                                              Division          Investment
                                                                                Division
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $  4,234          $ (1,823)     $    5,877    $  1,781
 .......................................................................................................................
 Capital gains income                                              28,420                --          12,981       3,825
 .......................................................................................................................
 Net realized (loss) gain on security transactions                    (98)           54,040           2,328      (1,490)
 .......................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (17,393)          197,420         579,301      12,605
 .......................................................................................................................
 Net increase in net assets resulting from operations              15,163           249,637         600,487      16,721
 .......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        211,892            37,428       1,463,520     102,473
 .......................................................................................................................
 Net transfers                                                     21,634           601,300         725,443         305
 .......................................................................................................................
 Surrenders, including death benefits                                (125)           (2,654)       (227,693)         --
 .......................................................................................................................
 Cost of insurance and other fees                                 (17,489)           (9,032)        (92,479)     (1,657)
 .......................................................................................................................
 Other activity                                                     1,428            73,255          36,208       3,512
 .......................................................................................................................
 Net increase in net assets resulting from unit transactions      217,340           700,297       1,904,999     104,633
 .......................................................................................................................
 Net increase in net assets                                       232,503           949,934       2,505,486     121,354
 .......................................................................................................................
NET ASSETS:
 Beginning of period                                              412,194            16,650       1,820,272      14,823
------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $644,697          $966,584      $4,325,758    $136,177
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1999                                             Equity Index
                                                              Investment
                                                              Division

------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                   $  1,300
 ...........................................................
 Capital gains income                                              3,032
 ...........................................................
 Net realized (loss) gain on security transactions                   853
 ...........................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              12,819
 ...........................................................
 Net increase in net assets resulting from operations             18,004
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                        69,894
 ...........................................................
 Net transfers                                                     2,022
 ...........................................................
 Surrenders, including death benefits                                 --
 ...........................................................
 Cost of insurance and other fees                                   (998)
 ...........................................................
 Other activity                                                      877
 ...........................................................
 Net increase in net assets resulting from unit transactions      71,795
 ...........................................................
 Net increase in net assets                                       89,799
 ...........................................................
NET ASSETS:
 Beginning of period                                              12,293
------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $102,092
------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended                                          Hartford     Hartford       Hartford       Neuberger      Neuberger
December 31, 1998                                             Bond         Capital        Money Market   Berman         Berman
                                                              Investment   Appreciation   Investment     AMT Partners   AMT Balanced
                                                              Division     Investment     Division       Investment     Investment
                                                                           Division                      Division       Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                         $ 36,498      $ 11,347     $   142,195    $    27,599      $ 39,128
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                 (761)       31,050              --      1,413,821       (50,729)
 ...................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              9,876        14,591              --     (1,395,711)       48,011
 ...................................................................................................................................
 Net increase in net assets resulting from operations            45,613        56,988         142,195         45,709        36,410
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      552,435       203,278       1,890,368      2,228,027       795,242
 ...................................................................................................................................
 Net transfers                                                      183         4,815      (1,463,668)        75,164         9,453
 ...................................................................................................................................
 Surrenders, including death benefits                              (162)         (551)        (43,121)          (996)      (29,598)
 ...................................................................................................................................
 Cost of insurance and other fees                                (3,098)       (8,638)       (334,174)       (83,175)      (22,933)
 ...................................................................................................................................
 Other activity                                                   1,303       (12,761)        (85,977)       (56,790)        2,715
 ...................................................................................................................................
 Net increase (decrease) in net assets resulting from unit
   transactions                                                 550,661       186,143         (36,572)     2,162,230       754,879
 ...................................................................................................................................
 Net increase in net assets                                     596,274       243,131         105,623      2,207,939       791,289
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                            261,318       143,429       1,190,680        239,296        31,897
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $857,592      $386,560     $ 1,296,303    $ 2,447,235      $823,186
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Neuberger       Fidelity        Fidelity      Fidelity
December 31, 1998                                             Berman AMT      VIP Fund        VIP Fund      VIP Fund
                                                              Limited         Equity-Income   High Income   Overseas
                                                              Maturity Bond   Investment      Investment    Investment
                                                              Investment      Division        Division      Division
                                                              Division
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $ 13,139       $   26,489     $   13,177    $   21,316
 .....................................................................................................................
 Net realized (loss) gain on security transactions                (1,135)          41,758        (11,427)       82,278
 .....................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 998           52,334         (8,964)      (79,115)
 .....................................................................................................................
 Net increase in net assets resulting from operations             13,002          120,581         (7,214)       24,479
 .....................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                       349,098          933,346         68,929       443,775
 .....................................................................................................................
 Net transfers                                                      (985)        (117,771)         2,571       389,508
 .....................................................................................................................
 Surrenders, including death benefits                                 --          (18,115)          (346)      (13,018)
 .....................................................................................................................
 Cost of insurance and other fees                                 (7,230)         (28,676)        (3,219)      (22,571)
 .....................................................................................................................
 Other activity                                                    1,231           11,411         (1,139)        5,597
 .....................................................................................................................
 Net increase in net assets resulting from unit transactions     342,114          780,195         66,796       803,291
 .....................................................................................................................
 Net increase in net assets                                      355,116          900,776         59,582       827,770
 .....................................................................................................................
NET ASSETS:
 Beginning of period                                             246,265          495,012        103,614       316,210
----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $601,381       $1,395,788     $  163,196    $1,143,980
----------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          Fidelity
December 31, 1998                                             VIP Fund II
                                                              Asset Manager
                                                              Investment
                                                              Division

-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                          $ 10,020
 ...........................................................
 Net realized (loss) gain on security transactions                13,011
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                              50,219
 ...........................................................
 Net increase in net assets resulting from operations             73,250
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       869,105
 ...........................................................
 Net transfers                                                   (13,088)
 ...........................................................
 Surrenders, including death benefits                               (425)
 ...........................................................
 Cost of insurance and other fees                                (20,757)
 ...........................................................
 Other activity                                                   (4,680)
 ...........................................................
 Net increase in net assets resulting from unit transactions     830,155
 ...........................................................
 Net increase in net assets                                      903,405
 ...........................................................
NET ASSETS:
 Beginning of period                                              93,495
-------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                  $996,900
---------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          Alger American   Alger        J.P. Morgan   J.P. Morgan   J.P. Morgan
December 31, 1998                                             Small            American     Bond          U.S.          Small
                                                              Capitalization   Growth       Investment    Disciplined   Company
                                                              Investment       Investment   Division      Equity        Investment
                                                              Division         Division                   Investment    Division
                                                                                                          Division*
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                           $ 16,568      $  102,845    $ 20,471     $  280,182    $   24,521
 ..................................................................................................................................
 Net realized gain (loss) on security transactions                    966         136,216       2,709         31,667       (14,378)
 ..................................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                6,222         139,319       9,089         12,131      (128,085)
 ..................................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      23,756         378,380      32,269        323,980      (117,942)
 ..................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        160,544         300,718     602,426      3,312,134       443,237
 ..................................................................................................................................
 Net transfers                                                      6,345         270,043          --          2,042       800,330
 ..................................................................................................................................
 Surrenders, including death benefits                                (376)           (200)    (33,818)      (389,431)      (17,262)
 ..................................................................................................................................
 Cost of insurance and other fees                                  (6,461)        (11,461)    (16,860)       (77,193)      (20,452)
 ..................................................................................................................................
 Other activity                                                     6,983         (38,412)      1,297          9,398       (10,790)
 ..................................................................................................................................
 Net increase in net assets resulting from unit transactions      167,035         520,688     553,045      2,856,950     1,195,063
 ..................................................................................................................................
 Net increase in net assets                                       190,791         899,068     585,314      3,180,930     1,077,121
 ..................................................................................................................................
NET ASSETS:
 Beginning of period                                               91,927         550,074          --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                   $282,718      $1,449,142    $585,314     $3,180,930    $1,077,121
-----------------------------------------------------------------------------------------------------------------------------------

*Formerly J.P. Morgan Equity Investment Division.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          J.P. Morgan     MSDW          MSDW         MSDW            MSDW
December 31, 1998                                             International   Universal     Universal    Universal       Universal
                                                              Opportunities   Funds Fixed   Funds        Funds           Funds
                                                              Investment      Income        High Yield   Equity Growth   Value
                                                              Division        Investment    Investment   Investment      Investment
                                                                              Division      Division     Division        Division
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                         $     (576)    $  114,702     $ 38,495      $   (358)       $ 1,926
 ...................................................................................................................................
 Net realized (loss) gain on security transactions                (15,713)        17,081       (1,770)       30,437             25
 ...................................................................................................................................
 Net unrealized (depreciation) appreciation of investments
   during the period                                              (22,518)       (21,782)     (36,073)       21,047         (1,520)
 ...................................................................................................................................
 Net (decrease) increase in net assets resulting from
   operations                                                     (38,807)       110,001          652        51,126            431
 ...................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                      1,270,619      2,528,927      255,358       125,859         53,331
 ...................................................................................................................................
 Net transfers                                                        310        435,379      343,711       113,615          2,306
 ...................................................................................................................................
 Surrenders, including death benefits                            (141,156)      (283,284)          --            --             --
 ...................................................................................................................................
 Cost of insurance and other fees                                 (26,336)       (81,110)     (10,501)       (7,429)          (508)
 ...................................................................................................................................
 Other activity                                                   (29,214)        31,770         (639)      (13,652)           338
 ...................................................................................................................................
 Net increase in net assets resulting from unit transactions    1,074,223      2,631,682      587,929       218,393         55,467
 ...................................................................................................................................
 Net increase in net assets                                     1,035,416      2,741,683      588,581       269,519         55,898
 ...................................................................................................................................
NET ASSETS:
 Beginning of period                                                   --         15,176           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                                 $1,035,416     $2,756,859     $588,581      $269,519        $55,898
------------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Period Ended                                          MSDW              MSDW             BT Equity    BT Small
December 31, 1998                                             Universal Funds   Universal        500 Index    Cap Index
                                                              Global Equity     Funds Emerging   Investment   Investment
                                                              Investment        Markets Equity   Division**   Division**
                                                              Division*         Investment
                                                                                Division*
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                    $  3,131          $    12       $   44,608   $    (384)
 .......................................................................................................................
 Net realized gain (loss) on security transactions                    719             (912)          30,074     (39,253)
 .......................................................................................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                               37,796           (2,046)         161,603        (955)
 .......................................................................................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      41,646           (2,946)         236,285     (40,592)
 .......................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                                        203,345           22,054        1,671,457     773,076
 .......................................................................................................................
 Net transfers                                                    175,845           (1,288)          24,566    (717,418)
 .......................................................................................................................
 Surrenders, including death benefits                                  --               --          (60,017)         --
 .......................................................................................................................
 Cost of insurance and other fees                                 (13,733)            (320)         (45,110)     (6,519)
 .......................................................................................................................
 Other activity                                                     5,091             (850)          (6,909)      6,276
 .......................................................................................................................
 Net increase in net assets resulting from unit transactions      370,548           19,596        1,583,987      55,415
 .......................................................................................................................
 Net increase in net assets                                       412,194           16,650        1,820,272      14,823
 .......................................................................................................................
NET ASSETS:
 Beginning of period                                                   --               --               --          --
 .......................................................................................................................
 END OF PERIOD                                                   $412,194          $16,650       $1,820,272   $  14,823
------------------------------------------------------------------------------------------------------------------------

For the Period Ended                                          BT EAFE
December 31, 1998                                             Equity Index
                                                              Investment
                                                              Division**

------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                                  $    (165)
 ...........................................................
 Net realized gain (loss) on security transactions                 9,068
 ...........................................................
 Net unrealized appreciation (depreciation) of investments
   during the period                                                 322
 ...........................................................
 Net increase (decrease) in net assets resulting from
   operations                                                      9,225
 ...........................................................
UNIT TRANSACTIONS:
 Purchases                                                       342,476
 ...........................................................
 Net transfers                                                  (341,967)
 ...........................................................
 Surrenders, including death benefits                                 --
 ...........................................................
 Cost of insurance and other fees                                 (2,908)
 ...........................................................
 Other activity                                                    5,467
 ...........................................................
 Net increase in net assets resulting from unit transactions       3,068
 ...........................................................
 Net increase in net assets                                       12,293
 ...........................................................
NET ASSETS:
 Beginning of period                                                  --
 ...........................................................
 END OF PERIOD                                                 $  12,293
------------------------------------------------------------------------------------------------------------------------

* From inception, January 27, 1998 to December 31, 1998.
** From inception, February 10, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-five Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                                     PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.


The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:


x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         One Group(-Registered Trademark-) Investment Trust
                                                              Bond Portfolio
  One Group Investment Trust Government Bond Investment       One Group(-Registered Trademark-) Investment Trust
  Division                                                    Government Bond Portfolio
  One Group Investment Trust Balanced Investment Division     One Group(-Registered Trademark-) Investment Trust
                                                              Balanced Portfolio
  One Group Investment Trust Large Cap Growth Investment      One Group(-Registered Trademark-) Investment Trust
  Division                                                    Large Cap Growth Portfolio
  One Group Investment Trust Equity Index Investment          One Group(-Registered Trademark-) Investment Trust
  Division                                                    Equity Index Portfolio
  One Group Investment Trust Diversified Equity Investment    One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Equity Portfolio
  One Group Investment Trust Mid Cap Growth Investment        One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Growth Portfolio
  One Group Investment Trust Diversified Mid Cap Investment   One Group(-Registered Trademark-) Investment Trust
  Division                                                    Diversified Mid Cap Portfolio
  One Group Investment Trust Mid Cap Value Investment         One Group(-Registered Trademark-) Investment Trust
  Division                                                    Mid Cap Value Portfolio
  Putnam VT International Growth Investment Division          Class IB of the Putnam VT International Growth
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Variable Insurance Products Fund Equity-Income Investment   Service Class of the Equity-Income Portfolio of
  Division                                                    the Variable Insurance Products Fund
  Variable Insurance Products Fund High Income Investment     Service Class of the High Income Portfolio of the
  Division                                                    Variable Insurance Products Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Variable Insurance Products Fund Money Market Investment    Initial Class of the Money Market Portfolio of the
  Division                                                    Variable Insurance Products Fund
  Variable Insurance Products Fund II Asset Manager           Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Variable Insurance Products Fund II
  Variable Insurance Products Fund II Index 500 Investment    Initial Class of the Index 500 Portfolio of the
  Division                                                    Variable Insurance Products Fund II
  Variable Insurance Products Fund III Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Variable Insurance Products
                                                              Fund III


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.


The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").


Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
  Deductions from Premium                                        12
----------------------------------------------------------------------
  Deductions From Investment Value                               12
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 13
----------------------------------------------------------------------
  Ownership Rights                                               13
----------------------------------------------------------------------
  Beneficiary                                                    13
----------------------------------------------------------------------
  Assignment                                                     13
----------------------------------------------------------------------
  Statements                                                     13
----------------------------------------------------------------------
  Issuance of Your Certificate                                   13
----------------------------------------------------------------------
  Right to Examine the Certificate                               13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
  Premium Payment Flexibility                                    14
----------------------------------------------------------------------
  Allocation of Premium Payments                                 14
----------------------------------------------------------------------
  Accumulation Units                                             14
----------------------------------------------------------------------
  Accumulation Unit Values                                       14
----------------------------------------------------------------------
  Premium Limitation                                             15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
  Values Under the Certificate                                   15
----------------------------------------------------------------------
  Death Benefits                                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
----------------------------------------------------------------------
  Surrender                                                      16
----------------------------------------------------------------------
  Partial Withdrawals                                            17
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             17
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              17
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      17
----------------------------------------------------------------------
  Asset Rebalancing                                              17
----------------------------------------------------------------------
  Dollar Cost Averaging                                          18
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             18
----------------------------------------------------------------------
  Processing of Transactions                                     18
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Interest                                                  19
----------------------------------------------------------------------
  Credited Interest                                              19
----------------------------------------------------------------------
  Loan Repayments                                                19
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              19
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
  Lapse and Grace Period                                         19
----------------------------------------------------------------------
  Reinstatement                                                  19
----------------------------------------------------------------------
TERMINATION OF POLICY                                            20
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
  Transfers of Account Value                                     20
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             20
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            20
----------------------------------------------------------------------
  Deferral of Payments                                           20
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
----------------------------------------------------------------------
  Modification of Policy                                         20
----------------------------------------------------------------------
  Substitution of Funds                                          20
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    20
----------------------------------------------------------------------
  Separate Account Taxes                                         20
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            21
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            21
----------------------------------------------------------------------
  Our Rights                                                     21
----------------------------------------------------------------------
  Limit on Right to Contest                                      21
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  21
----------------------------------------------------------------------
  Assignment                                                     21
----------------------------------------------------------------------
  Dividends                                                      21
----------------------------------------------------------------------
TAXES                                                            22
----------------------------------------------------------------------
  General                                                        22
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  22
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        22
----------------------------------------------------------------------
  Modified Endowment Contracts                                   22
----------------------------------------------------------------------
  Diversification Requirements                                   23
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                23
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        23
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 24
----------------------------------------------------------------------
  Other Tax Considerations                                       24
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  24
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY


FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.


DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.


WHAT DOES YOUR PREMIUM PAY FOR?



Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.


RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge(1)         When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
Partial Withdrawal Fee  When you take a withdrawal.        $25 per partial withdrawal.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)                            All
Premium Tax Charge                         All
Deferred Acquisition                       All
Cost Tax Charge
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
Partial Withdrawal Fee  Those Certificates where a partial
                        withdrawal is made.


(1) The current front end sales load charged is:
   6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance                   Monthly.               The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating. The monthly
                                                           cost of insurance charge ranges
                                                           from $0.084 per $1,000 to $85.527
                                                           per $1,000.
Mortality and Expense                Daily.                On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
Administrative Charge               Monthly.               $10 per Coverage Month.
Rider Charges                       Monthly.               Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
Mortality and Expense                      All
Risk Charge
Administrative Charge                      All
Rider Charges           Only those Certificates with benefits
                        provided by rider.



The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
AS OF EACH FUND'S FISCAL YEAR END
(AS A PERCENTAGE OF NET ASSETS)



                                                                                                                 TOTAL
                                                                                                               OPERATING
                                                                                      OTHER EXPENSES            EXPENSES
                                                    MANAGEMENT FEE                        (AFTER           (AFTER ANY WAIVERS
                                                  (AFTER ANY WAIVERS)   12B-1 FEES    REIMBURSEMENTS)    AND/OR REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond
  Portfolio (1)(2)(3)                                    0.53%              N/A            0.22%                  0.75%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government Bond
  Portfolio                                              0.45%              N/A            0.28%                  0.73%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Balanced Portfolio            0.70%              N/A            0.25%                  0.95%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap Growth
  Portfolio                                              0.65%              N/A            0.23%                  0.88%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index
  Portfolio (2)                                          0.27%              N/A            0.28%                  0.55%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity
  Portfolio (1)(2)(3)                                    0.68%              N/A            0.27%                  0.95%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Growth
  Portfolio                                              0.65%              N/A            0.27%                  0.92%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap
  Portfolio (1)(2)(3)                                    0.68%              N/A            0.27%                  0.95%
-------------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value
  Portfolio (1)(2)(3)                                    0.63%              N/A            0.32%                  0.95%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund -- Class IB
  Shares                                                 0.80%             0.15%           0.22%                  1.17%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -- Class IB Shares                  0.65%             0.15%           0.10%                  0.90%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB Shares                0.53%             0.15%           0.04%                  0.72%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio -- Service Class (4)                         0.48%             0.10%           0.08%                  0.66%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund High Income
  Portfolio -- Service Class                             0.58%             0.10%           0.11%                  0.79%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Money Market
  Portfolio                                              0.18%              N/A            0.09%                  0.27%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset
  Manager Portfolio -- Service Class (4)                 0.53%             0.10%           0.10%                  0.73%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Index 500
  Portfolio (4)                                          0.24%              N/A            0.04%                  0.28%
-------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III Growth
  Opportunities Portfolio -- Service Class (4)           0.58%             0.10%           0.10%                  0.78%
-------------------------------------------------------------------------------------------------------------------------------



(1) On March 31, 1999 (the "Substitution Date"), the One Group Investment Trust Bond Portfolio, the One Group Investment Trust Diversified Equity Portfolio, the One Group Investment Trust Diversified Mid Cap Portfolio, and the One Group Investment Trust Mid Cap Value Portfolio succeeded to the financial histories of corresponding Pegasus Variable Funds. The management fees for these four portfolios include fees paid to First Chicago NBD Investment Management Company, an affiliate of Banc One Investment Advisors Corporation, as advisor to the Pegasus Variable Funds for the three month period ending on the Substitution Date.



(2) For the fiscal year ended December 31, 1999, Banc One Investment Advisors Corporation contractually agreed to waive a portion of its investment advisory fees for the Equity Index Portfolio, the Bond Portfolio, the Diversified Equity Portfolio, the Diversified Mid Cap Portfolio and the Mid Cap Value Portfolio. In addition, First Chicago NBD Investment Management Company waived a portion of its investment advisory fees for the Pegasus Variable Funds that were substituted with the One Group Investment Trust Bond Portfolio, the One Group Investment Trust Diversified Equity Portfolio, the One Group Investment Trust Diversified Mid Cap

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

    Portfolio and the One Group Investment Trust Mid Cap Value Portfolio on March 31, 1999. Without such fee waivers, the investment advisory fees for the fiscal year ended December 31, 1999 would be as follows:



                                                                                           OTHER      TOTAL
                                                           MANAGEMENT FEES   12B-1 FEES   EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio                       0.55%           N/A        0.22%      0.82%
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index Portfolio               0.30%           N/A        0.28%      0.58%
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity Portfolio         0.70%           N/A        0.27%      0.97%
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap Portfolio        0.71%           N/A        0.27%      1.01%
-------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value Portfolio              0.70%           N/A        0.32%      1.02%
-------------------------------------------------------------------------------------------------------------



(3) Figures reflect expenses which have been restated to reflect estimates of current fees for the current fiscal year.



(4) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. These reductions will continue through at least December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions Management Fees, Other Expenses and Total Operating Expenses for VIP Equity-Income Portfolio, VIP II Asset Manager Portfolio, VIP Index 500 Portfolio and VIP III Growth Opportunities Portfolio would have been as follows:



                                                                                           OTHER      TOTAL
                                                           MANAGEMENT FEES   12B-1 FEES   EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio -- Service Class                    0.48%          0.10%       0.09%      0.67%
-------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio -- Service Class                 0.53%          0.10%       0.11%      0.74%
-------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                      0.24%           N/A        0.10%      0.34%
-------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio -- Service Class         0.58%          0.10%       0.11%      0.79%
-------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              1/1/99          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/99         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps              7/1/99         AA+      Claims paying ability
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS


The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.



We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:


ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.



ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORT-
FOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.



ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.



ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORT-
FOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.



ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)



ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORT-
FOLIO -- The Portfolio seeks long term capital growth of income with a secondary objective of providing a moderate level of current income.



ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORT-
FOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.



ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORT-
FOLIO -- The Portfolio seeks long term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.



ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.



(1) In the future, shares of the One Group Investment Trust Portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants.



(2) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES -- Putnam VT International Growth Fund seeks capital appreciation by investing primarily in equity securities of companies located in countries other than the United States.


PUTNAM VT VISTA FUND: CLASS IB SHARES -- Putnam VT Vista Fund seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Putnam VT Voyager Fund seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: SERVICE CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments.



VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORT-
FOLIO: SERVICE CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The Fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500.



VARIABLE INSURANCE PRODUCTS FUND MONEY MARKET PORT-
FOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preserving capital and providing liquidity.



VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO: SERVICE
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers.



VARIABLE INSURANCE PRODUCTS FUND II INDEX 500 PORTFOLIO: INITIAL CLASS -- Seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States.



VARIABLE INSURANCE PRODUCTS FUND III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth by investing primarily in common stocks.


There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

On March 31, 1999, the following portfolios of the One Group Investment Trust were substituted for the following Pegasus Variable funds in the Contract:

      ONE GROUP INVESTMENT
        TRUST PORTFOLIO                  PEGASUS VARIABLE FUND
        ---------------                  ---------------------
 1.  Bond Portfolio                  1.  Bond Fund
 2.  Large Cap Growth Portfolio      2.  Growth Fund
 3.  Diversified Mid Cap             3.  Mid-Cap Opportunity Fund
     Portfolio
 4.  Mid Cap Value Portfolio         4.  Intrinsic Value Fund
 5.  Diversified Equity              5.  Growth and Value Fund
     Portfolio

With the exception of the Large Cap Growth Portfolio, the Pegasus Variable Funds are the surviving funds for accounting purposes.


INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust Portfolios. Putnam Investment Management, Inc. serves as the investment manager of Putnam Variable Trust. Fidelity Management & Research Company is the investment adviser to the Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:


(a) the administrative expense charge;



(b) the cost of insurance charge;



(c) the charges for additional benefits provided by rider, if any.


The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.


(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.



(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:


- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.


The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.


The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.


The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.



(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.


For a description of the riders available, see "Supplemental Benefits."


MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.


Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.


TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.



PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.


YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.


You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.


Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Fund Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Fund Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:


- ten (10) calendar days after we receive the initial premium; and


- the date we receive the final requirements to put the Certificate in force.

We will allocate any additional premiums received prior to this later date to the Fidelity Variable Insurance Products Fund Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.


 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.



 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.


Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE

While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.


INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.


You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.


A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:


- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS


At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.



We currently impose a charge for processing partial withdrawals which is the lesser of:


- 2% of the amount withdrawn; and

- $25.00.


A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."


TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,


- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.


In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT


If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.


EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.


In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.


REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TERMINATION OF POLICY


The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.


CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

SUPPLEMENTAL BENEFITS


The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.


MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS


We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including



- the size of the plan;



- the expected number of participants;



- the anticipated premium payment from the plan;



- the nature of the group; and



- any other circumstances that are rationally related to the expected reduction in expenses.


We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


TAXES


GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).


A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:


- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;



- no more than 70% is represented by any two investments;



- no more than 80% is represented by any three investments; and


- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS
IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.


If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Variable Insurance Products Fund Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.


FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.


HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.


PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.


PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
THE ONE PROVIDER (FORMERLY KNOWN AS PEGASUS PROVIDER)

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                   3
----------------------------------------------------------------------
SERVICES                                                          5
----------------------------------------------------------------------
EXPERTS                                                           5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                      5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                              6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS                                    7
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker Dealer
                                                       Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                       (1997-Present); Vice President (1989-1997); Director of
                                                       Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                       Accident Insurance Company.

Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
                                                       President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Officer, (1998-Present),
                       Accounting Officer, 1998        Hartford Life & Annuity Insurance Company; Vice President
                                                       & Chief Accounting Officer, (1998-Present), Royal Life
                                                       Insurance Company of America; Vice President & Chief
                                                       Accounting Officer (1998-Present), Alpine Life Insurance
                                                       Company; Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value Health,
                                                       Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                       Audit Manager (1993-1996), Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present); Vice President
                       Financial Officer &             (1998); Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996); IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Associate General Counsel (1995-1996); Assistant General
                       General Counsel, 1996           Counsel and Secretary (1994-1995); Counsel (1990-1994),
                       Corporate Secretary, 1995       Hartford; Director (1997-Present); Senior Vice President
                       Director, 1997                  (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Vice President and General
                                                       Counsel (1997-Present), Hartford Life, Inc.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lois W. Grady          Senior Vice President, 1998     Vice President (1993-1998); Assistant Vice President
                                                       (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance Company.
Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-1999), Assistant Vice President
                                                       (1994-1997), Hartford Life and Annuity Insurance Company.
Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.
Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life, Senior Vice President,
                                                       (1998-Present); Vice President, (1995-1998); Regional Vice
                                                       President (1991-1994), Hartford; Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company.
Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.
Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Vice President and
                                                       Chief Actuary (1997-Present), Hartford Life, Inc.
Donald A. Salama       Vice President, 1997            Vice President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Principal and Director, Institutional
                                                       Sales (1995-1998), The Vanguard Group; Senior Vice
                                                       President (1994-1995), Mercantile
                                                       Bancorporation; Vice President (1988-1994), Bankers Trust
                                                       Company.
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford
                                                       Life, Inc.
David M. Znamierowski  Senior Vice President & Chief   Vice President (1997), Hartford; Director (1998-Present);
                       Investment Officer, 1997        Senior Vice President (1997-Present), Hartford Life and
                       Director, 1998*                 Accident Insurance Company; Vice President, Investment
                                                       Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                       President, Investment Strategy & Policy (1991-1996), Aetna
                                                       Life and Casualty.


 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.


Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Donald R. Salama           Vice President
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer, Director
--------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.


UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.


The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.


Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.


INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.


All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.77%. The 0.77% figure is based on an average of the current management fees and expenses of the available 18 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.77%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,328      12,328     250,000     11,006      11,006     250,000
          2                 30,355        24,397      24,397     250,000     21,822      21,822     250,000
          3                 46,680        36,250      36,250     250,000     32,452      32,452     250,000
          4                 63,821        47,910      47,910     250,000     42,901      42,901     250,000
          5                 81,819        59,394      59,394     250,000     53,170      53,170     250,000
          6                100,717        70,705      70,705     250,000     63,265      63,265     250,000
          7                120,560        81,852      81,852     250,000     73,182      73,182     250,000
          8                126,588        80,304      80,304     250,000     70,623      70,623     250,000
          9                132,917        78,746      78,746     250,000     67,944      67,944     250,000
         10                139,563        77,169      77,169     250,000     65,125      65,125     250,000
         11                146,541        75,670      75,670     250,000     62,148      62,148     250,000
         12                153,868        74,122      74,122     250,000     58,993      58,993     250,000
         13                161,561        72,516      72,516     250,000     55,648      55,648     250,000
         14                169,639        70,848      70,848     250,000     52,091      52,091     250,000
         15                178,121        69,116      69,116     250,000     48,298      48,298     250,000
         16                187,027        67,034      67,034     250,000     44,233      44,233     250,000
         17                196,378        64,837      64,837     250,000     39,852      39,852     250,000
         18                206,197        62,532      62,532     250,000     35,099      35,099     250,000
         19                216,507        60,096      60,096     250,000     29,907      29,907     250,000
         20                227,332        57,510      57,510     250,000     24,205      24,205     250,000

         25                290,140        42,310      42,310     250,000          0           0           0
         30                370,300        21,812      21,812     250,000          0           0           0
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,078      13,078     250,000     11,706      11,706     250,000
          2                 30,355        26,666      26,666     250,000     23,915      23,915     250,000
          3                 46,680        40,827      40,827     250,000     36,654      36,654     250,000
          4                 63,821        55,611      55,611     250,000     49,958      49,958     250,000
          5                 81,819        71,062      71,062     250,000     63,856      63,856     250,000
          6                100,717        87,212      87,212     250,000     78,388      78,388     250,000
          7                120,560       104,107     104,107     250,000     93,588      93,588     250,000
          8                126,588       108,489     108,489     250,000     96,458      96,458     250,000
          9                132,917       113,054     113,054     250,000     99,364      99,364     250,000
         10                139,563       117,806     117,806     252,307    102,299     102,299     250,000
         11                146,541       122,918     122,918     256,072    105,258     105,258     250,000
         12                153,868       128,224     128,224     259,990    108,238     108,238     250,000
         13                161,561       133,730     133,730     264,019    111,240     111,240     250,000
         14                169,639       139,442     139,442     268,161    114,261     114,261     250,000
         15                178,121       145,371     145,371     272,423    117,297     117,297     250,000
         16                187,027       151,328     151,328     276,486    120,340     120,340     250,000
         17                196,378       157,489     157,489     280,635    123,378     123,378     250,000
         18                206,197       163,873     163,873     284,937    126,394     126,394     250,000
         19                216,507       170,481     170,481     289,405    129,369     129,369     250,000
         20                227,332       177,318     177,318     294,052    132,284     132,284     250,000

         25                290,140       215,559     215,559     320,665    145,495     145,495     250,000
         30                370,300       261,756     261,756     354,341    153,822     153,822     250,000
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,829      13,829      250,000    12,408      12,408       250,000
          2                 30,355          29,025      29,025      250,000    26,094      26,094       250,000
          3                 46,680          45,775      45,775      250,000    41,204      41,204       250,000
          4                 63,821          64,268      64,268      250,000    57,905      57,905       250,000
          5                 81,819          84,707      84,707      250,000    76,379      76,379       250,000
          6                100,717         107,301     107,301      256,519    96,838      96,838       250,000
          7                120,560         132,206     132,206      306,949   119,365     119,365       277,304
          8                126,588         145,660     145,660      328,563   130,424     130,424       294,382
          9                132,917         160,476     160,476      351,825   142,462     142,462       312,537
         10                139,563         176,786     176,786      376,880   155,550     155,550       331,837
         11                146,541         195,008     195,008      404,385   169,776     169,776       352,353
         12                153,868         215,066     215,066      434,062   185,230     185,230       374,162
         13                161,561         237,135     237,135      466,011   202,019     202,019       397,344
         14                169,639         261,415     261,415      500,409   220,253     220,253       421,986
         15                178,121         288,128     288,128      537,457   240,052     240,052       448,178
         16                187,027         317,102     317,102      576,694   261,534     261,534       476,017
         17                196,378         348,901     348,901      618,852   284,823     284,823       505,608
         18                206,197         383,825     383,825      664,305   310,044     310,044       537,059
         19                216,507         422,159     422,159      713,343   337,325     337,325       570,489
         20                227,332         464,222     464,222      766,285   366,803     366,803       606,020

         25                290,140         745,412     745,412    1,103,763   553,280     553,280       820,141
         30                370,300       1,195,505   1,195,505    1,610,903   823,179     823,179     1,110,678
---------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,321      12,321     262,347     10,953      10,953     261,061
          2                 30,355        24,367      24,367     274,416     21,660      21,660     271,788
          3                 46,680        36,177      36,177     286,245     32,116      32,116     282,265
          4                 63,821        47,771      47,771     297,857     42,321      42,321     292,491
          5                 81,819        59,165      59,165     309,267     52,265      52,265     302,456
          6                100,717        70,357      70,357     320,476     61,944      61,944     312,157
          7                120,560        81,357      81,357     331,492     71,340      71,340     321,576
          8                126,588        79,657      79,657     329,793     68,239      68,239     318,486
          9                132,917        77,937      77,937     328,074     64,995      64,995     315,254
         10                139,563        76,189      76,189     326,328     61,586      61,586     311,858
         11                146,541        74,497      74,497     324,632     57,997      57,997     308,284
         12                153,868        72,736      72,736     322,877     54,212      54,212     304,515
         13                161,561        70,895      70,895     321,043     50,222      50,222     300,543
         14                169,639        68,970      68,970     319,124     46,014      46,014     296,353
         15                178,121        66,958      66,958     317,120     41,570      41,570     291,928
         16                187,027        64,474      64,474     314,675     36,860      36,860     287,240
         17                196,378        61,848      61,848     312,060     31,850      31,850     282,254
         18                206,197        59,093      59,093     309,316     26,495      26,495     276,928
         19                216,507        56,185      56,185     306,421     20,745      20,745     271,211
         20                227,332        53,105      53,105     303,355     14,550      14,550     265,053

         25                290,140        35,358      35,358     285,676          0           0           0
         30                370,300        12,722      12,722     263,130          0           0           0
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        13,071      13,071     263,034     11,651      11,651     261,702
          2                 30,355        26,633      26,633     276,554     23,737      23,737     273,751
          3                 46,680        40,744      40,744     290,618     36,270      36,270     286,246
          4                 63,821        55,445      55,445     305,269     49,266      49,266     299,203
          5                 81,819        70,778      70,778     320,549     62,732      62,732     312,629
          6                100,717        86,766      86,766     336,481     76,683      76,683     326,539
          7                120,560       103,448     103,448     353,103     91,118      91,118     340,933
          8                126,588       107,585     107,585     357,228     93,102      93,102     342,923
          9                132,917       111,864     111,864     361,495     94,984      94,984     344,814
         10                139,563       116,284     116,284     365,903     96,733      96,733     346,574
         11                146,541       121,005     121,005     370,598     98,328      98,328     348,182
         12                153,868       125,853     125,853     375,436     99,740      99,740     349,610
         13                161,561       130,825     130,825     380,397    100,951     100,951     350,838
         14                169,639       135,920     135,920     385,481    101,933     101,933     351,839
         15                178,121       141,140     141,140     390,691    102,655     102,655     352,583
         16                187,027       146,093     146,093     395,666    103,071     103,071     353,026
         17                196,378       151,099     151,099     400,668    103,128     103,128     353,113
         18                206,197       156,175     156,175     405,738    102,760     102,760     352,781
         19                216,507       161,295     161,295     410,854    101,889     101,889     351,953
         20                227,332       166,442     166,442     415,999    100,437     100,437     350,551

         25                290,140       192,797     192,797     442,339     81,756      81,756     332,217
         30                370,300       219,074     219,074     468,630     33,073      33,073     284,192
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,822      13,822      263,718    12,349      12,349       262,341
          2                 30,355          28,989      28,989      278,768    25,898      25,898       275,785
          3                 46,680          45,680      45,680      295,326    40,765      40,765       290,538
          4                 63,821          64,073      64,073      313,571    57,084      57,084       306,730
          5                 81,819          84,360      84,360      333,693    74,994      74,994       324,502
          6                100,717         106,736     106,736      355,887    94,655      94,655       344,010
          7                120,560         131,429     131,429      380,377   116,226     116,226       365,414
          8                126,588         144,656     144,656      393,497   126,216     126,216       375,334
          9                132,917         159,226     159,226      407,950   137,056     137,056       386,101
         10                139,563         175,272     175,272      423,868   148,811     148,811       397,776
         11                146,541         193,210     193,210      441,639   161,561     161,561       410,439
         12                153,868         212,965     212,965      461,237   175,389     175,389       424,173
         13                161,561         234,722     234,722      482,819   190,396     190,396       439,078
         14                169,639         258,687     258,687      506,591   206,690     206,690       455,259
         15                178,121         285,094     285,094      532,785   224,383     224,383       472,830
         16                187,027         313,762     313,762      570,620   243,588     243,588       491,903
         17                196,378         345,226     345,226      612,334   264,424     264,424       512,597
         18                206,197         379,782     379,782      657,306   287,010     287,010       535,030
         19                216,507         417,711     417,711      705,827   311,472     311,472       559,329
         20                227,332         459,330     459,330      758,210   337,951     337,951       585,632

         25                290,140         737,553     737,553    1,092,125   506,966     506,966       753,521
         30                370,300       1,182,896   1,182,896    1,593,913   754,180     754,180     1,017,582
---------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,135       5,135     250,000      3,965       3,965     250,000
          2                 12,915        10,104      10,104     250,000      7,802       7,802     250,000
          3                 19,861        14,944      14,944     250,000     11,510      11,510     250,000
          4                 27,154        19,677      19,677     250,000     15,086      15,086     250,000
          5                 34,812        24,317      24,317     250,000     18,524      18,524     250,000
          6                 42,853        28,862      28,862     250,000     21,822      21,822     250,000
          7                 51,296        33,322      33,322     250,000     24,962      24,962     250,000
          8                 60,161        37,818      37,818     250,000     28,055      28,055     250,000
          9                 69,469        42,222      42,222     250,000     30,965      30,965     250,000
         10                 79,242        46,531      46,531     250,000     33,676      33,676     250,000
         11                 89,504        50,802      50,802     250,000     36,180      36,180     250,000
         12                100,279        54,960      54,960     250,000     38,467      38,467     250,000
         13                111,593        59,000      59,000     250,000     40,531      40,531     250,000
         14                123,473        62,922      62,922     250,000     42,365      42,365     250,000
         15                135,947        66,730      66,730     250,000     43,954      43,954     250,000
         16                149,044        70,148      70,148     250,000     45,275      45,275     250,000
         17                162,796        73,423      73,423     250,000     46,302      46,302     250,000
         18                177,236        76,568      76,568     250,000     46,995      46,995     250,000
         19                192,398        79,569      79,569     250,000     47,311      47,311     250,000
         20                208,318        82,418      82,418     250,000     47,204      47,204     250,000

         25                300,684        94,663      94,663     250,000     38,707      38,707     250,000
         30                418,569       103,209     103,209     250,000      8,188       8,188     250,000
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,451       5,451     250,000      4,240       4,240     250,000
          2                 12,915        11,053      11,053     250,000      8,600       8,600     250,000
          3                 19,861        16,852      16,852     250,000     13,085      13,085     250,000
          4                 27,154        22,876      22,876     250,000     17,698      17,698     250,000
          5                 34,812        29,149      29,149     250,000     22,439      22,439     250,000
          6                 42,853        35,681      35,681     250,000     27,312      27,312     250,000
          7                 51,296        42,494      42,494     250,000     32,308      32,308     250,000
          8                 60,161        49,728      49,728     250,000     37,552      37,552     250,000
          9                 69,469        57,271      57,271     250,000     42,918      42,918     250,000
         10                 79,242        65,134      65,134     250,000     48,399      48,399     250,000
         11                 89,504        73,425      73,425     250,000     54,001      54,001     250,000
         12                100,279        82,067      82,067     250,000     59,723      59,723     250,000
         13                111,593        91,075      91,075     250,000     65,578      65,578     250,000
         14                123,473       100,472     100,472     250,000     71,571      71,571     250,000
         15                135,947       110,285     110,285     250,000     77,712      77,712     250,000
         16                149,044       120,333     120,333     250,000     84,000      84,000     250,000
         17                162,796       130,833     130,833     250,000     90,436      90,436     250,000
         18                177,236       141,831     141,831     250,000     97,020      97,020     250,000
         19                192,398       153,287     153,287     260,216    103,750     103,750     250,000
         20                208,318       165,171     165,171     273,909    110,629     110,629     250,000

         25                300,684       231,872     231,872     344,933    148,047     148,047     250,000
         30                418,569       312,671     312,671     423,265    193,395     193,395     262,148
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,767       5,767       250,000     4,515       4,515     250,000
          2                 12,915        12,041      12,041       250,000     9,433       9,433     250,000
          3                 19,861        18,915      18,915       250,000    14,795      14,795     250,000
          4                 27,154        26,474      26,474       250,000    20,650      20,650     250,000
          5                 34,812        34,806      34,806       250,000    27,046      27,046     250,000
          6                 42,853        43,992      43,992       250,000    34,043      34,043     250,000
          7                 51,296        54,132      54,132       250,000    41,696      41,696     250,000
          8                 60,161        65,465      65,465       250,000    50,207      50,207     250,000
          9                 69,469        77,981      77,981       250,000    59,535      59,535     250,000
         10                 79,242        91,806      91,806       250,000    69,767      69,767     250,000
         11                 89,504       107,232     107,232       250,000    81,017      81,017     250,000
         12                100,279       124,298     124,298       250,868    93,411      93,411     250,000
         13                111,593       143,114     143,114       281,244   107,104     107,104     250,000
         14                123,473       163,829     163,829       313,607   122,270     122,270     250,000
         15                135,947       186,632     186,632       348,133   139,062     139,062     259,630
         16                149,044       211,454     211,454       384,558   157,324     157,324     286,345
         17                162,796       238,712     238,712       423,408   177,150     177,150     314,471
         18                177,236       268,660     268,660       464,983   198,654     198,654     344,108
         19                192,398       301,545     301,545       509,536   221,949     221,949     375,363
         20                208,318       337,643     337,643       557,344   247,159     247,159     408,348

         25                300,684       579,063     579,063       857,442   407,253     407,253     603,682
         30                418,569       965,603     965,603     1,301,117   640,085     640,085     863,638
-------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.77% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,132       5,132     255,149      3,944       3,944     254,044
          2                 12,915        10,091      10,091     260,123      7,741       7,741     257,852
          3                 19,861        14,914      14,914     264,957     11,384      11,384     261,509
          4                 27,154        19,619      19,619     269,672     14,872      14,872     265,009
          5                 34,812        24,222      24,222     274,283     18,194      18,194     268,345
          6                 42,853        28,719      28,719     278,788     21,345      21,345     271,510
          7                 51,296        33,119      33,119     283,196     24,304      24,304     274,485
          8                 60,161        37,542      37,542     287,628     27,176      27,176     277,374
          9                 69,469        41,858      41,858     291,953     29,820      29,820     280,037
         10                 79,242        46,061      46,061     296,165     32,215      32,215     282,453
         11                 89,504        50,201      50,201     300,310     34,350      34,350     284,609
         12                100,279        54,197      54,197     304,319     36,207      36,207     286,489
         13                111,593        58,041      58,041     308,175     37,781      37,781     288,086
         14                123,473        61,728      61,728     311,875     39,057      39,057     289,387
         15                135,947        65,259      65,259     315,418     40,020      40,020     290,376
         16                149,044        68,246      68,246     318,451     40,641      40,641     291,025
         17                162,796        71,022      71,022     321,245     40,886      40,886     291,302
         18                177,236        73,602      73,602     323,841     40,714      40,714     291,164
         19                192,398        75,961      75,961     326,218     40,073      40,073     290,562
         20                208,318        78,082      78,082     328,359     38,916      38,916     289,448

         25                300,684        85,373      85,373     335,743     24,061      24,061     274,853
         30                418,569        86,240      86,240     336,726          0           0           0
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.23% NET)



                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,448       5,448     255,439      4,218       4,218     254,297
          2                 12,915        11,040      11,040     261,018      8,532       8,532     258,603
          3                 19,861        16,817      16,817     266,780     12,941      12,941     263,004
          4                 27,154        22,807      22,807     272,752     17,442      17,442     267,497
          5                 34,812        29,032      29,032     278,957     22,028      22,028     272,076
          6                 42,853        35,497      35,497     285,402     26,693      26,693     276,734
          7                 51,296        42,223      42,223     292,105     31,420      31,420     281,456
          8                 60,161        49,346      49,346     299,204     36,318      36,318     286,349
          9                 69,469        56,747      56,747     306,582     41,245      41,245     291,274
         10                 79,242        64,431      64,431     314,242     46,179      46,179     296,207
         11                 89,504        72,491      72,491     322,270     51,102      51,102     301,131
         12                100,279        80,836      80,836     330,591     55,994      55,994     306,026
         13                111,593        89,469      89,469     339,199     60,844      60,844     310,879
         14                123,473        98,397      98,397     348,102     65,630      65,630     315,671
         15                135,947       107,631     107,631     357,310     70,329      70,329     320,378
         16                149,044       116,786     116,786     366,472     74,904      74,904     324,963
         17                162,796       126,192     126,192     375,857     79,308      79,308     329,382
         18                177,236       135,875     135,875     385,516     83,485      83,485     333,578
         19                192,398       145,820     145,820     395,439     87,367      87,367     337,485
         20                208,318       156,018     156,018     405,615     90,884      90,884     341,033

         25                300,684       211,430     211,430     460,901    100,657     100,657     351,047
         30                418,569       274,284     274,284     523,629     87,546      87,546     338,463
------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.23% NET)



                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,764       5,764       255,727     4,492       4,492     254,549
          2                 12,915        12,026      12,026       261,946     9,358       9,358     259,383
          3                 19,861        18,876      18,876       268,745    14,630      14,630     264,620
          4                 27,154        26,393      26,393       276,204    20,345      20,345     270,296
          5                 34,812        34,663      34,663       284,407    26,537      26,537     276,446
          6                 42,853        43,757      43,757       293,430    33,247      33,247     283,111
          7                 51,296        53,772      53,772       303,365    40,506      40,506     290,322
          8                 60,161        64,938      64,938       314,440    48,486      48,486     298,250
          9                 69,469        77,229      77,229       326,634    57,106      57,106     306,814
         10                 79,242        90,757      90,757       340,054    66,407      66,407     316,056
         11                 89,504       105,781     105,781       354,947    76,445      76,445     326,029
         12                100,279       122,312     122,312       371,346    87,275      87,275     336,790
         13                111,593       140,499     140,499       389,389    98,969      98,969     348,409
         14                123,473       160,514     160,514       409,244   111,601     111,601     360,959
         15                135,947       182,548     182,548       431,102   125,247     125,247     374,517
         16                149,044       206,406     206,406       454,801   139,979     139,979     389,153
         17                162,796       232,626     232,626       480,815   155,870     155,870     404,944
         18                177,236       261,475     261,475       509,434   172,991     172,991     421,958
         19                192,398       293,205     293,205       540,913   191,414     191,414     440,267
         20                208,318       328,102     328,102       575,533   211,216     211,216     459,949

         25                300,684       563,070     563,070       833,760   334,694     334,694     582,679
         30                418,569       939,944     939,944     1,266,543   509,407     509,407     756,416
-------------------------------------------------------------------------------------------------------------



* These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.



**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One The One Provider (Fidelity VIP Fund High Income, Fidelity VIP Fund Equity-Income, Fidelity VIP Fund Money Market, Fidelity VIP Fund II Asset Manager, Fidelity VIP Fund II Index 500, Fidelity VIP Fund III Growth Opportunities, Putnam VT International Growth, Putnam VT Vista, Putnam VT Voyager, One Group Investment Trust Bond, One Group Investment Trust Large Cap Growth, One Group Investment Trust Diversified Equity, One Group Investment Trust Diversified Mid Cap, One Group Investment Trust Mid Cap Value, One Group Investment Trust Government Bond, One Group Investment Trust Balanced, One Group Investment Trust Equity Index and One Group Investment Trust Mid Cap Growth Investment Divisions) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 24, 2000                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity     Fidelity VIP  Putnam VT
                                    Fund High     Fund Equity-  Fund Money    Fund II       VIP Fund II  Fund III      International
                                    Income        Income        Market        Asset         Index 500    Growth        Growth
                                    Investment    Investment    Investment    Manager       Investment   Opportunities Investment
                                    Division      Division      Division      Investment    Division     Investment    Division
                                                                              Division                   Division
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 ----------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 863
  Cost $10,852
  .................................................................................................................................
    Market Value:                      $9,740       $    --       $    --       $    --     $       --     $    --       $     --
 ----------------------------------------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 511
  Cost $12,823
  .................................................................................................................................
    Market Value:                          --        13,114            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,321
  Cost $10,321
  .................................................................................................................................
    Market Value:                          --            --        10,321            --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 ----------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 635
  Cost $10,800
  .................................................................................................................................
    Market Value:                          --            --            --        11,802             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,751
  Cost $1,810,537
  .................................................................................................................................
    Market Value:                          --            --            --            --      2,469,417          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 511
  Cost $10,374
  .................................................................................................................................
    Market Value:                          --            --            --            --             --      11,810             --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 8,718
  Cost $139,908
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --        188,483
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 774
  Cost $11,135
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 258
  Cost $10,962
  .................................................................................................................................
    Market Value:                          --            --            --            --             --          --             --
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --           459            --            930          --             --
  .................................................................................................................................
 Receivable from fund shares sold          --            --            --            --             --          --             --
  .................................................................................................................................
 TOTAL ASSETS                           9,740        13,114        10,780        11,802      2,470,347      11,810        188,483
  .................................................................................................................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company                74         2,566            --            89             --          89            178
  .................................................................................................................................
 Payable for fund shares purchased         --            --            --            --             --          --             --
  .................................................................................................................................
 TOTAL LIABILITIES                         74         2,566            --            89             --          89            178
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                 $9,666       $10,548       $10,780       $11,713     $2,470,347     $11,721       $188,305
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --            --            --            --        184,515          --         10,993
 Unit price                            $ 9.67       $ 10.55       $ 10.78       $ 11.71     $    13.32     $ 11.72       $  15.70
  .................................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000         1,000         1,000          1,000       1,000          1,000
 Unit price                            $ 9.67       $ 10.55       $ 10.78       $ 11.71     $    13.32     $ 11.72       $  15.70
 ----------------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Putnam VT  Putnam VT
                                    Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 -------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 863
  Cost $10,852
  ................................
    Market Value:                    $    --    $    --
 -------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 511
  Cost $12,823
  ................................
    Market Value:                         --         --
 -------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 10,321
  Cost $10,321
  ................................
    Market Value:
 -------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS II:
 -------------------------------------------------------------------------------------------------------------------------------
 ASSET MANAGER PORTFOLIO
  Shares 635
  Cost $10,800
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INDEX 500 PORTFOLIO
  Shares 14,751
  Cost $1,810,537
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS III:
 ----------------------------------------------------------------------------------------------------------------------------------
 GROWTH OPPORTUNITIES PORTFOLIO
  Shares 511
  Cost $10,374
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN PUTNAM VARIABLE
 TRUST:
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 8,718
  Cost $139,908
  ................................
    Market Value:                         --         --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 774
  Cost $11,135
  ................................
    Market Value:                     15,986         --
 ----------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 258
  Cost $10,962
  ................................
    Market Value:                         --     17,077
 ----------------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company               --         --
  ................................
 Receivable from fund shares sold         --         --
  ................................
 TOTAL ASSETS                         15,986     17,077
  ................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company              121        129
  ................................
 Payable for fund shares purchased        --         --
  ................................
 TOTAL LIABILITIES                       121        129
 ----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $15,865    $16,948
 ----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants              --         --
 Unit price                          $ 15.87    $ 16.95
  ................................
 Units owned by Hartford Life and
  Annuity Insurance Company            1,000      1,000
 Unit price                          $ 15.87    $ 16.95
 ----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1999                  One       One       One       One       One       One Group  One       One       One
                                    Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division Division Investment Investment
                                              Investment Division Division  Division                       Division  Division
                                              Division
 ----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 INVESTMENTS IN ONE GROUP
 INVESTMENT TRUST:
 ----------------------------------------------------------------------------------------------------------------------------
 BOND PORTFOLIO
  Shares 1,049
  Cost $10,940
  ...........................................................................................................................
    Market Value:                   $10,472   $    --   $    --   $    --   $    --    $   --    $    --   $    --   $    --
 ----------------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH PORTFOLIO
  Shares 19,090
  Cost $476,373
  ...........................................................................................................................
    Market Value:                        --   507,020        --        --        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED EQUITY PORTFOLIO
  Shares 638
  Cost $11,318
  ...........................................................................................................................
    Market Value:                        --        --    11,212        --        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED MID CAP PORTFOLIO
  Share 13,867
  Cost $201,429
  ...........................................................................................................................
    Market Value:                        --        --        --   210,507        --        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE PORTFOLIO
  Shares 7,902
  Cost $78,461
  ...........................................................................................................................
    Market Value:                        --        --        --        --    82,097        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT BOND PORTFOLIO
  Shares 997
  Cost $10,270
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --     9,928         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 650
  Cost $10,288
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --     10,185        --        --
 ----------------------------------------------------------------------------------------------------------------------------
 EQUITY INDEX PORTFOLIO
  Shares 33,395
  Cost $390,351
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --         --   432,128        --
 ----------------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH PORTFOLIO
  Shares 578
  Cost $11,365
  ...........................................................................................................................
    Market Value:                        --        --        --        --        --        --         --        --    11,888
 ----------------------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company              --        --        --        --        --        --         --        --
  ...........................................................................................................................
 Receivable from fund shares sold        --        --        --        --        --        --         --        --        --
  ...........................................................................................................................
 TOTAL ASSETS                        10,472   507,020    11,212   210,507    82,097     9,928     10,185   432,128    11,888
  ...........................................................................................................................
 LIABILITIES
 Payable to Hartford Life and
  Annuity Insurance Company              79        53        84       576       584        29         30        47        35
  ...........................................................................................................................
 Payable for fund shares purchased       --        --        --        --        --        --         --        --        --
  ...........................................................................................................................
 TOTAL LIABILITIES                       79        53        84       576       584        29         30        47        35
 ----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,393   $506,967  $11,128   $209,931  $81,513    $9,899    $10,155   $432,081  $11,853
 ----------------------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants             --    33,168        --    19,690     8,383        --         --    39,491        --
 Unit price                         $ 10.39   $ 14.84   $ 11.13   $ 10.15   $  8.69    $ 9.90    $ 10.16   $ 10.67   $ 11.85
  ...........................................................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company           1,000     1,000     1,000     1,000     1,000     1,000      1,000     1,000     1,000
 Unit price                         $ 10.39   $ 14.84   $ 11.13   $ 10.15   $  8.69    $ 9.90    $ 10.16   $ 10.67   $ 11.85
 ----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity     Fidelity     Fidelity     Fidelity VIP   Fidelity     Fidelity VIP  Putnam VT
 December 31, 1999                  VIP Fund     VIP Fund     VIP Fund     Fund II Asset  VIP Fund II  Fund III      International
                                    High Income  Equity-      Money        Manager        Index 500    Growth        Growth
                                    Investment   Income       Market       Investment     Investment   Opportunities Investment
                                    Division     Investment   Investment   Division       Division     Investment    Division
                                                 Division     Division                                 Division
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                            $838         $185         $507         $  352       $ 21,651        $109        $    --
  ...............................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (62)         (69)         (69)           (71)       (14,977)        (75)          (299)
  ...............................................................................................................................
  Net investment income                 776          116          438            281          6,674          34           (299)
  ...............................................................................................................................
 CAPITAL GAINS INCOME                    31          408           --            446         14,692         213             --
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized gain on security
    transactions                         --           --           --             --         28,458          --            241
  ...............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (141)         179           --            372        363,767         152         48,684
  ...............................................................................................................................
  Net (loss) gain on investments       (141)         179           --            372        392,225         152         48,925
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           $666         $703         $438         $1,099       $413,591        $399        $48,626
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT  Putnam VT
 December 31, 1999                  Vista      Voyager
                                    Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   --      $   11
  ................................
 EXPENSES:
  Mortality and expense risk
    undertakings                        (75)        (79)
  ................................
  Net investment income                 (75)        (68)
  ................................
 CAPITAL GAINS INCOME                 1,164         984
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain on security
    transactions                         --          --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 4,346       5,275
  ................................
  Net (loss) gain on investments      4,346       5,275
 -------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $5,435      $6,191
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 1999                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division  Growth    Investment Investment Investment Division** Division** Investment Investment
                                              Investment Division* Division* Division*                     Division** Division**
                                              Division*
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 598    $    17    $   56   $   298    $  246     $ 270      $125    $ 1,906    $   --
  ...........................................................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                       (69)      (778)      (68)     (347)     (163)      (29)      (28)      (638)      (29)
  ...........................................................................................................................
  Net investment income (loss)         529       (761)      (12)      (49)       83       241        97      1,268       (29)
  ...........................................................................................................................
 CAPITAL GAINS INCOME                   --     47,081     1,011    13,766        --        --       163      5,255     1,365
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain on security
    transactions                        --         97        --        79        --        --        --        220        --
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (758)    28,692      (129)    9,989     5,010      (341)     (103)    41,777       522
  ...........................................................................................................................
  Net (loss) gain on investments      (758)    28,789      (129)   10,068     5,010      (341)     (103)    41,997       522
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(229)   $75,109    $  870   $23,785    $5,093     $(100)     $157    $48,520    $1,858
 ----------------------------------------------------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth & Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP   Fidelity     Fidelity VIP
 December 31, 1999                  Fund High     Fund Equity-  Fund Money    Fund II Asset  VIP Fund II  Fund III
                                    Income        Income        Market        Manager        Index 500    Growth
                                    Investment    Investment    Investment    Investment     Investment   Opportunities
                                    Division      Division      Division      Division       Division     Investment
                                                                                                          Division
 ---------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                $  776       $   116       $   438        $   281     $    6,674     $    34
  ....................................................................................................................
  Capital gains income                     31           408            --            446         14,692         213
  ....................................................................................................................
  Net realized gain on security
    transactions                           --            --            --             --         28,458          --
  ....................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (141)          179            --            372        363,767         152
  ....................................................................................................................
  Net increase in net assets
    resulting from operations             666           703           438          1,099        413,591         399
  ....................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --            --             --             --          --
  ....................................................................................................................
  Cost of insurance and other fees         --            --            --             --       (144,964)         --
  ....................................................................................................................
  Other activity                            2          (147)           26             (5)         4,345          (2)
  ....................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            2          (147)           26             (5)      (140,619)         (2)
  ....................................................................................................................
  Net increase in net assets              664           556           464          1,094        272,972         397
  ....................................................................................................................
 NET ASSETS:
  Beginning of period                   9,002         9,992        10,316         10,619      2,197,375      11,324
 ---------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $9,666       $10,548       $10,780        $11,713     $2,470,347     $11,721
 ---------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Putnam VT     Putnam VT  Putnam VT
 December 31, 1999                  International Vista      Voyager
                                    Growth        Investment Investment
                                    Investment    Division   Division
                                    Division

 ---------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   (299)    $   (75)   $   (68)
  ................................
  Capital gains income                      --       1,164        984
  ................................
  Net realized gain on security
    transactions                           241          --         --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   48,684       4,346      5,275
  ................................
  Net increase in net assets
    resulting from operations           48,626       5,435      6,191
  ................................
 UNIT TRANSACTIONS:
  Purchases                            127,382          --         --
  ................................
  Cost of insurance and other fees      (1,282)         --         --
  ................................
  Other activity                         3,705         (31)       (38)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       129,805         (31)       (38)
  ................................
  Net increase in net assets           178,431       5,404      6,153
  ................................
 NET ASSETS:
  Beginning of period                    9,874      10,461     10,795
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                       $188,305     $15,865    $16,948
 ---------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 For the Period Ended               One       One       One       One       One       One Group  One       One       One
 December 31, 1999                  Group     Group     Group     Group     Group     Investment Group     Group     Group
                                    Investment Investment Investment Investment Investment Trust Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust     Government Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap Bond     Balanced  Equity    Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value     Investment Investment Index    Growth
                                    Division* Growth    Investment Investment Investment Division* Division** Investment Investment
                                              Investment Division* Division* Division*                     Division** Division**
                                              Division*
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   529   $  (761)  $   (12)  $   (49)  $    83    $  241    $    97   $ 1,268   $   (29)
  ...........................................................................................................................
  Capital gains income                   --    47,081     1,011    13,766        --        --        163     5,255     1,365
  ...........................................................................................................................
  Net realized gain on security
    transactions                         --        97        --        79        --        --         --       220        --
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (758)   28,692      (129)    9,989     5,010      (341)      (103)   41,777       522
  ...........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (229)   75,109       870    23,785     5,093      (100)       157    48,520     1,858
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              --   417,710        --   177,707    68,224    10,000     10,000   381,220    10,000
  ...........................................................................................................................
  Cost of insurance and other fees       --    (4,008)       --    (1,646)     (621)       --         --    (3,501)       --
  ...........................................................................................................................
  Other activity                          1     6,250        (5)      843       (91)       (1)        (2)    5,842        (5)
  ...........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          1   419,952        (5)  176,904    67,512     9,999      9,998   383,561     9,995
  ...........................................................................................................................
  Net (decrease) increase in net
    assets                             (228)  495,061       865   200,689    72,605     9,899     10,155   432,081    11,853
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                10,621    11,906    10,263     9,242     8,908        --         --        --        --
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,393   $506,967  $11,128   $209,931  $81,513    $9,899    $10,155   $432,081  $11,853
 ----------------------------------------------------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

** From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period from Inception,     Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity VIP  Fidelity     Fidelity VIP  Putnam VT
 April 29, 1998 to December 31,     Fund High     Fund Equity-  Fund Money    Fund II       VIP Fund II  Fund III      International
 1998                               Income        Income        Market        Asset         Index 500    Growth        Growth
                                    Investment    Investment    Investment    Manager       Investment   Opportunities Investment
                                    Division      Division      Division      Investment    Division     Investment    Division
                                                                              Division                   Division
 ----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income         $  (41)       $  (42)    $    24,938     $   (44)    $   (6,188)    $   (44)       $  (15)
  .................................................................................................................................
  Net realized (loss) gain on
    security transactions                  (5)        2,156              --          (4)        (3,420)         (2)           (6)
  .................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (971)          112              --         631        295,113       1,284          (109)
  .................................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (1,017)        2,226          24,938         583        285,505       1,238          (130)
  .................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        10,000       2,040,218      10,000         10,000      10,000        10,000
  .................................................................................................................................
  Net transfers                            --            --      (1,999,698)         --      1,999,698          --            --
  .................................................................................................................................
  Surrenders, including death
    benefits                               --            --         (12,816)         --         (3,108)         --            --
  .................................................................................................................................
  Cost of insurance and other fees         --            --         (33,594)         --        (66,985)         --            --
  .................................................................................................................................
  Other activity                           19        (2,234)         (8,732)         36        (27,735)         86             4
  .................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       10,019         7,766         (14,622)     10,036      1,911,870      10,086        10,004
  .................................................................................................................................
  Net increase in net assets            9,002         9,992          10,316      10,619      2,197,375      11,324         9,874
  .................................................................................................................................
 NET ASSETS:
  Beginning of period                      --            --              --          --             --          --            --
 ----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $9,002        $9,992     $    10,316     $10,619     $2,197,375     $11,324        $9,874
 ----------------------------------------------------------------------------------------------------------------------------------

 For the Period from Inception,     Putnam VT  Putnam VT
 April 29, 1998 to December 31,     Vista      Voyager
 1998                               Investment Investment
                                    Division   Division

 -------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $   (41)   $   (42)
  ................................
  Net realized (loss) gain on
    security transactions                 (5)        (4)
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    505        840
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                           459        794
  ................................
 UNIT TRANSACTIONS:
  Purchases                           10,000     10,000
  ................................
  Net transfers                           --         --
  ................................
  Surrenders, including death
    benefits                              --         --
  ................................
  Cost of insurance and other fees        --         --
  ................................
  Other activity                           2          1
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      10,002     10,001
  ................................
  Net increase in net assets          10,461     10,795
  ................................
 NET ASSETS:
  Beginning of period                     --         --
 -------------------------------------------------------------------------------
  END OF PERIOD                      $10,461    $10,795
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period from Inception,     One       One       One       One       One
 April 29, 1998 to December 31,     Group     Group     Group     Group     Group
 1998                               Investment Investment Investment Investment Investment
                                    Trust     Trust     Trust     Trust     Trust
                                    Bond      Large     Diversified Diversified Mid Cap
                                    Investment Cap      Equity    Mid Cap   Value
                                    Division* Growth    Investment Investment Investment
                                              Investment Division* Division* Division*
                                              Division*
 -----------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   331   $   (22)  $   241    $  154    $  283
  ..................................................................................
  Net realized gain (loss) on
    security transactions                 2        (1)       (2)       (4)       (4)
  ..................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   290     1,929        23      (910)   (1,373)
  ..................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          623     1,906       262      (760)   (1,094)
  ..................................................................................
 UNIT TRANSACTIONS:
  Purchases                          10,000    10,000    10,000    10,000    10,000
  ..................................................................................
  Net transfers                          --        --        --        --        --
  ..................................................................................
  Surrenders, including death
    benefits                             --        --        --        --        --
  ..................................................................................
  Cost of insurance and other fees       --        --        --        --        --
  ..................................................................................
  Other activity                         (2)       --         1         2         2
  ..................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      9,998    10,000    10,001    10,002    10,002
  ..................................................................................
  Net increase in net assets         10,621    11,906    10,263     9,242     8,908
  ..................................................................................
 NET ASSETS:
  Beginning of period                    --        --        --        --        --
 -----------------------------------------------------------------------------------
  END OF PERIOD                     $10,621   $11,906   $10,263    $9,242    $8,908
 -----------------------------------------------------------------------------------

* Formerly Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division, respectively. The effective date of the name change was May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
THE ONE PROVIDER
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, The One Provider (formerly Pegasus Provider) (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ASSET TRANSFER:

On May 1, 1999, the shares of Pegasus Bond Fund Division, Pegasus Growth Fund Division, Pegasus Growth and Value Fund Division, Pegasus Mid-Cap Opportunity Fund Division, and Pegasus Intrinsic Value Fund Division were exchanged for shares of One Group Investment Trust Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, and One Group Investment Trust Mid Cap Value Investment Division respectively. As the exchange was dollar for dollar, no gains or losses were recognized by the Account.

4.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)(1) Principal Underwriting Agreement.(1)

     (c)(2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Contracts of Reinsurance.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of James M. Hedreen, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney

     (s)  Organizational Chart

-------------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 21, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 18, 1998.

(4) Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 11, 2000.

Item 28. Officers and Directors.

--------------------------------------------- ----------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------- ----------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------- ----------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------- ----------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------- ----------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------- ----------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account VL I
          Hartford Life Insurance Company - Separate Account VL II
          Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
           Separate Account A
          Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b)  Directors and Officers of HESCO

          NAME AND PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS              WITH UNDERWRITER

          David A. Carlson            Vice President
          Peter W. Cummins            Senior Vice President
          David T. Foy                Treasurer
          Lynda Godkin                Senior Vice President, General Counsel and
                                         Corporate Secretary
          George R. Jay                Controller
          Robert A. Kerzner            Executive Vice President, Director
          Thomas M. Marra              Executive Vice President, Director
          Donald R. Salama             Vice President
          Lowndes A. Smith             President and Chief Executive Officer,
                                         Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 12th day of April, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE
SEPARATE ACCOUNT ONE
(Registrant)

*By:  DAVID T. FOY                                                 *By:  /s/ Marianne O'Doherty
     -----------------------------------------------------            ---------------------------
      David T. Foy, Senior Vice President, Chief Financial            Marianne O'Doherty
      Officer and Treasurer                                           Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: DAVID T. FOY
------------------------------------------------------------------
     David T. Foy, Senior Vice President, Chief Financial Officer
     and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
   Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General                       *By: /s/ Marianne O'Doherty
   Counsel and Corporate Secretary, Director*                          -------------------------
Thomas M. Marra, President, Director*                                       Marianne O'Doherty
Lowndes A. Smith, Chief Executive                                           Attorney-In-Fact
   Officer, Director*                                                    Dated:  April 12, 2000
David M. Znamierowski, Senior Vice President
   and Chief Investment Officer, Director*


                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

1.2  Opinion and Consent of James M. Hedreen, FSA, MAAA

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants

1.4  Power of Attorney

1.5  Organizational Chart